UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Bonds
Corporate bonds
Air freight & logistics	0.14%
Automobiles	0.12
Banks	4.79
Beverages	0.19
Biotechnology	0.32
Building products	0.13
Capital markets	1.14
Chemicals	0.12
Commercial services & supplies	0.28
Communications equipment	0.08
Consumer finance	0.80
Diversified financial services	0.85
Diversified telecommunication services	1.59
Electric utilities	1.61
Electronic equipment, instruments & components	0.25
Energy equipment & services	0.19
Food & staples retailing	0.21
Food products	0.17
Health care equipment & supplies	0.34
Health care providers & services	0.13
Hotels, restaurants & leisure	0.52
Independent power and renewable electricity producers	0.37
Insurance	1.45
Internet & catalog retail	0.18
Machinery	0.51
Media	1.78
Metals & mining	0.61
Multiline retail	0.15
Multi-utilities	0.49
Oil, gas & consumable fuels	4.21
Paper & forest products	0.13
Pharmaceuticals	0.52
Real estate investment trust (REIT)	0.44
Road & rail	0.56
Semiconductors & semiconductor equipment	0.06
Software	0.30
Specialty retail	0.26
Technology hardware, storage & peripherals	0.21
Tobacco	0.27
Trading companies & distributors	0.31
Total corporate bonds	26.78%
Asset-backed securities	5.04
Commercial mortgage-backed securities	8.43
Mortgage & agency debt securities	30.93
Municipal bonds	3.03
US government obligations	20.27
Non-US government obligations	3.10
Total bonds	97.58%
Short-term investments	24.19
Options purchased	0.02
Investment of cash collateral from securities loaned	0.24
Total investments	122.03%
Liabilities, in excess of cash and other assets	(22.03)
Net assets	100.00%

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds: 97.58%
Corporate bonds: 26.78%
Brazil: 1.21%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$150,000	$133,500
Petrobras Global Finance BV,
3.250%, due 03/17/17	150,000	132,120
5.375%, due 01/27/21	50,000	36,330
6.750%, due 01/27/41	50,000	32,406
Vale Overseas Ltd.,
4.375%, due 01/11/22[2]	55,000	48,899
Total Brazil corporate bonds		383,255

Canada: 0.49%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	70,000	85,442
Talisman Energy, Inc.,
3.750%, due 02/01/21	50,000	47,157
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	22,800
Total Canada corporate bonds		155,399

China: 0.64%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	200,000	201,435

France: 0.16%
Total Capital International SA,
3.750%, due 04/10/24	50,000	51,645

Germany: 0.63%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	200,000	199,750

Ireland: 0.08%
XL Group PLC,
6.375%, due 11/15/24	21,000	24,904

Israel: 0.33%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	70,729
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	34,000	34,375
Total Israel corporate bonds		105,104

Luxembourg: 0.35%
ArcelorMittal,
6.250%, due 03/01/21	61,000	54,900
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	60,000	55,350
Total Luxembourg corporate bonds		110,250

Mexico: 0.38%
Petroleos Mexicanos,
4.875%, due 01/24/22	75,000	74,250
6.375%, due 01/23/45	50,000	44,875
Total Mexico corporate bonds		119,125

Netherlands: 0.12%
LYB International Finance BV,
4.875%, due 03/15/44	40,000	37,918

Norway: 0.57%
Eksportfinans ASA,
5.500%, due 06/26/17	140,000	147,315
Statoil ASA,
4.800%, due 11/08/43	30,000	31,950
Total Norway corporate bonds		179,265

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Spain: 0.49%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	$150,000	$153,409

United Kingdom: 0.74%
HSBC Holdings PLC,
6.500%, due 09/15/37	100,000	117,764
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	100,000	115,348
Total United Kingdom corporate bonds		233,112

United States: 20.59%
AbbVie, Inc.,
2.500%, due 05/14/20	40,000	39,782
Actavis Funding SCS,
3.800%, due 03/15/25	20,000	19,349
ADT Corp.,
3.500%, due 07/15/22	100,000	88,500
Alabama Power Co.,
6.000%, due 03/01/39	20,000	24,250
Altria Group, Inc.,
5.375%, due 01/31/44	25,000	27,194
9.950%, due 11/10/38	18,000	28,795
American Express Credit Corp.,
Series F, 2.600%, due 09/14/20	30,000	30,139
Anheuser-Busch Cos., LLC,
6.450%, due 09/01/37	30,000	36,563
Apple, Inc.,
3.850%, due 05/04/43	30,000	27,376
AvalonBay Communities, Inc., REIT,
3.450%, due 06/01/25	40,000	39,443
Bank of America Corp.,
4.200%, due 08/26/24	70,000	69,872
6.110%, due 01/29/37	100,000	115,078
BB&T Corp.,
2.625%, due 06/29/20	50,000	50,776
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	30,000	32,425
Biogen, Inc.,
4.050%, due 09/15/25	30,000	30,327
Boston Properties LP, REIT,
3.800%, due 02/01/24	60,000	61,070
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	90,000	96,236
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	85,000	89,675
Caterpillar, Inc.,
5.200%, due 05/27/41	30,000	33,092
CCO Safari II LLC,
3.579%, due 07/23/20[1]	80,000	79,416
Celgene Corp.,
5.000%, due 08/15/45	30,000	29,774
Chesapeake Energy Corp.,
6.625%, due 08/15/20[2]	70,000	52,018
Chevron Corp.,
3.191%, due 06/24/23	60,000	60,826
Cisco Systems, Inc.,
5.900%, due 02/15/39	20,000	24,420
CIT Group, Inc.,
5.500%, due 02/15/19[1]	70,000	72,625
Citigroup, Inc.,
5.500%, due 09/13/25	145,000	158,290

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
ConocoPhillips Holding Co.,
6.950%, due 04/15/29	$25,000	$30,991
Consolidated Edison Co. of New York, Inc.,
5.850%, due 03/15/36	25,000	30,233
CVS Health Corp.,
5.125%, due 07/20/45	13,000	13,990
DIRECTV Holdings LLC,
6.000%, due 08/15/40	40,000	41,282
DISH DBS Corp.,
7.875%, due 09/01/19	70,000	73,383
Dollar General Corp.,
3.250%, due 04/15/23	50,000	47,664
DPL, Inc.,
7.250%, due 10/15/21	85,000	84,362
DTE Electric Co.,
3.700%, due 03/15/45	25,000	23,314
Duke Energy Progress LLC,
3.000%, due 09/15/21	80,000	82,956
Energy Transfer Partners LP,
9.000%, due 04/15/19	130,000	152,691
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	80,000	81,982
ERP Operating LP, REIT,
4.750%, due 07/15/20	35,000	38,383
Exelon Generation Co. LLC,
2.950%, due 01/15/20	105,000	106,162
FedEx Corp.,
3.875%, due 08/01/42	50,000	43,826
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	40,000	41,238
Flextronics International Ltd.,
5.000%, due 02/15/23	80,000	80,400
Florida Power & Light Co.,
5.950%, due 02/01/38	20,000	25,407
Ford Motor Co.,
7.450%, due 07/16/31	30,000	37,280
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	125,000	149,815
Frontier Communications Corp.,
8.500%, due 04/15/20	80,000	77,800
General Electric Capital Corp.,
4.650%, due 10/17/21	55,000	61,656
Series A, 6.750%, due 03/15/32	40,000	54,045
Georgia-Pacific LLC,
8.000%, due 01/15/24	10,000	12,965
Gilead Sciences, Inc.,
4.750%, due 03/01/46	40,000	40,193
Goldman Sachs Group, Inc.,
5.150%, due 05/22/45	30,000	29,463
5.750%, due 01/24/22	80,000	91,841
6.150%, due 04/01/18	100,000	110,140
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	80,000	92,969
Home Depot, Inc.,
3.350%, due 09/15/25	30,000	30,564
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	40,000	40,931
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	90,000	99,100
International Paper Co.,
3.800%, due 01/15/26[2]	30,000	29,570

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
John Deere Capital Corp.,
2.450%, due 09/11/20	$30,000	$30,256
JPMorgan Chase & Co.,
3.875%, due 09/10/24	140,000	138,717
4.625%, due 05/10/21	90,000	97,997
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	75,000	70,451
5.000%, due 10/01/21	80,000	81,926
6.500%, due 09/01/39	45,000	42,746
Kraft Heinz Foods Co.,
5.200%, due 07/15/45[1]	50,000	52,983
Kroger Co.,
3.850%, due 08/01/23	50,000	51,653
Lincoln National Corp.,
7.000%, due 06/15/40	30,000	38,569
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	50,000	52,516
Masco Corp.,
4.450%, due 04/01/25	40,000	40,500
Medtronic, Inc.,
4.375%, due 03/15/35	50,000	50,569
MetLife, Inc.,
4.125%, due 08/13/42	60,000	57,010
Microsoft Corp.,
2.375%, due 02/12/22	50,000	49,889
Morgan Stanley,
4.350%, due 09/08/26	60,000	60,336
Series J, 5.550%, due 07/15/20[3,4]	70,000	68,950
NRG Energy, Inc.,
8.250%, due 09/01/20	10,000	10,270
Oracle Corp.,
5.375%, due 07/15/40	40,000	44,631
Pacific Gas & Electric Co.,
5.800%, due 03/01/37	25,000	29,726
PacifiCorp,
6.000%, due 01/15/39	20,000	24,835
PepsiCo, Inc.,
4.875%, due 11/01/40	20,000	21,783
PNC Funding Corp.,
3.300%, due 03/08/22	50,000	51,493
PNC Preferred Funding Trust I,
1.987%, due 03/15/17[1,3,4]	100,000	91,688
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	80,000	82,254
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	109,848
Private Export Funding Corp.,
Series MM, 2.300%, due 09/15/20	150,000	152,785
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	95,000	93,338
6.625%, due 12/01/37	34,000	42,540
QVC, Inc.,
4.450%, due 02/15/25	60,000	57,874
Regions Financial Corp.,
2.000%, due 05/15/18	70,000	69,949
Reynolds American, Inc.,
3.250%, due 11/01/22	30,000	29,857
Seagate HDD Cayman,
5.750%, due 12/01/34[1]	40,000	38,489
Sempra Energy,
9.800%, due 02/15/19	75,000	92,821
Southwestern Electric Power Co.,
3.550%, due 02/15/22	50,000	51,017

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Sprint Capital Corp.,
6.900%, due 05/01/19	$70,000	$61,600
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	50,000	43,253
Synchrony Financial,
4.500%, due 07/23/25	40,000	40,330
TCI Communications, Inc.,
7.875%, due 02/15/26	50,000	68,095
Tenet Healthcare Corp.,
6.000%, due 10/01/20	10,000	10,550
Texas Instruments, Inc.,
1.650%, due 08/03/19	20,000	19,919
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	34,405
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	85,000	104,133
Transocean, Inc.,
4.300%, due 10/15/22	95,000	58,663
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	30,000	31,670
Valero Energy Corp.,
6.625%, due 06/15/37	50,000	54,948
Verizon Communications, Inc.,
2.086%, due 09/14/18[3]	50,000	51,409
4.522%, due 09/15/48	107,000	94,087
6.400%, due 09/15/33	7,000	8,024
Virginia Electric & Power Co.,
3.450%, due 09/01/22	40,000	41,504
Walt Disney Co.,
2.150%, due 09/17/20	30,000	30,097
Wells Fargo & Co.,
5.375%, due 11/02/43	75,000	82,646
Williams Partners LP,
4.300%, due 03/04/24	50,000	45,381
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	110,000	119,688
Zimmer Biomet Holdings, Inc.,
4.450%, due 08/15/45	60,000	55,498
Total United States corporate bonds		6,510,073
Total corporate bonds (cost $8,702,469)		8,464,644

Asset-backed securities: 5.04%
United States: 5.04%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	125,000	125,937
Series 2013-5, Class D,
2.860%, due 12/09/19	125,000	126,375
Series 2015-3, Class D,
3.340%, due 08/08/21	150,000	151,933
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	150,000	151,733
Drive Auto Receivables Trust,
Series 2015-DA, Class D,
4.590%, due 01/17/23[1]	125,000	124,981
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	175,000	176,233

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[5]	$38,838	$22,365
Santander Drive Auto Receivables Trust,
Series 2014-1, Class C,
2.360%, due 04/15/20	155,000	155,999
Series 2014-2, Class D,
2.760%, due 02/18/20	175,000	175,633
Series 2015-3, Class D,
3.490%, due 05/17/21	150,000	152,452
Synchrony Credit Card Master Note Trust,
Series 2012-6, Class A,
1.360%, due 08/17/20	230,000	230,105
Total asset-backed securities (cost $1,599,733)		1,593,746

Commercial mortgage-backed securities: 8.43%
United States: 8.43%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]	100,000	114,970
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.257%, due 08/15/26[1,3]	150,000	149,604
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.207%, due 12/15/27[1,3]	100,000	97,936
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
1.957%, due 06/15/31[3]	125,000	123,966
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class A5,
3.717%, due 09/15/48	150,000	157,362
Series 2015-GC33, Class AS,
4.114%, due 09/10/58[6]	150,000	155,109
Commercial Mortgage Loan Trust,
Series 2015-CR26, Class C,
4.645%, due 10/10/48[6]	147,000	139,604
Series 2015-DC1, Class C,
4.499%, due 02/10/48[3]	100,000	97,555
Series 2014-CR19, Class C,
4.877%, due 08/10/47[3]	150,000	152,013
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.531%, due 02/10/28[1,3]	200,000	204,704
CSMC Trust,
Series 2015-DEAL, Class D,
3.307%, due 04/15/29[1,3]	200,000	197,378
FDIC Guaranteed Notes Trust,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	89,489	91,540
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.495%, due 12/15/19[1,3]	150,000	149,565
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.107%, due 07/15/31[1,3]	175,000	173,691

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class D,
2.707%, due 10/15/29[1,3]	$125,000	$123,333
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class AS,
4.226%, due 07/15/48[3]	150,000	157,360
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class C,
4.218%, due 07/15/46[3]	100,000	99,452
Series 2013-C13, Class C,
5.057%, due 11/15/46[3]	50,000	52,578
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.698%, due 11/15/27[1,3]	150,000	149,248
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
2.778%, due 11/15/29[1,3]	80,343	79,401
Total commercial mortgage-backed securities (cost $2,661,282)		2,666,369

Mortgage & agency debt securities: 30.93%
United States: 30.93%
Federal Home Loan Mortgage Corp. Gold Pools,[7]
3.500%, TBA	125,000	129,839
4.000%, TBA	900,000	956,390
#A96140, 4.000%, due 01/01/41	80,184	85,457
#C63008, 6.000%, due 01/01/32	39,913	44,947
#G01717, 6.500%, due 11/01/29	37,573	43,146
Federal National Mortgage Association Pools,[7]
#AT2725, 3.000%, due 05/01/43	385,183	391,772
#AP6056, 3.000%, due 07/01/43	66,771	67,909
#AS0302, 3.000%, due 08/01/43	23,259	23,652
#AU3735, 3.000%, due 08/01/43	89,409	90,927
#AV1735, 3.000%, due 11/01/43	67,831	68,985
#AZ2648 3.500%, due 09/01/45	300,000	313,361
#AZ9187, 3.500%, due 09/01/45	300,000	313,348
#AZ9205, 3.500%, due 10/01/45	300,000	313,348
3.500%, TBA	3,125,000	3,254,030
4.000%, TBA	175,000	186,361
4.500%, TBA	825,000	893,739
#AH4568, 4.000%, due 03/01/41	95,195	101,774
#AO2983, 4.000%, due 05/01/42	69,484	74,829
#AL2441, 4.000%, due 09/01/42	24,125	26,021
#AL5760, 4.000%, due 09/01/43	107,710	116,170
#AE0106, 4.500%, due 06/01/40	945	1,028
#890209, 5.000%, due 05/01/40	140,024	154,628
#688066, 5.500%, due 03/01/33	80,231	91,359
#688314, 5.500%, due 03/01/33	84,279	95,962
#802481, 5.500%, due 11/01/34	152,206	171,536
#408267, 6.000%, due 03/01/28	11,645	13,317
#323715, 6.000%, due 05/01/29	6,786	7,748
#676733, 6.000%, due 01/01/33	58,142	66,173
#831730, 6.500%, due 09/01/36	58,275	66,575
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.464%, due 02/25/35[3]	20,754	18,673

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage & agency debt securities—(Concluded)
United States—(Concluded)
Government National Mortgage Association Pools,
#G2 AB2784, 3.500%, due 08/20/42	$76,797	$80,949
3.500%, TBA	600,000	627,422
4.000%, TBA	625,000	666,357
4.500%, TBA	25,000	26,856
#G2 779425, 4.000%, due 06/20/42	82,304	88,775
#G2 2687, 6.000%, due 12/20/28	14,171	16,006
#G2 2794, 6.000%, due 08/20/29	44,160	49,859
#G2 4245, 6.000%, due 09/20/38	33,719	37,863
Total mortgage & agency debt securities (cost $9,653,380)		9,777,091

Municipal bonds: 3.03%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	56,228
Leander Independent School District, GO Bonds,
Series A,
5.000%, due 08/15/40	50,000	57,567
Los Angeles Unified School District,
6.758%, due 07/01/34	70,000	92,043
New York State Dormitory Authority, Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/39	100,000	114,440
Salt River Project Agricultural Improvement and Power District, Electric System Revenue Bonds,
Series A,
5.000%, due 12/01/45	100,000	114,417
State of California, GO Bonds,
7.300%, due 10/01/39	90,000	124,457
State of Illinois, GO Bonds,
5.877%, due 03/01/19	180,000	196,222
State of Oregon, Article Xi-Q State Projects, GO Bonds,
Series F,
5.000%, due 05/01/39	75,000	86,940
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series C,
5.000%, due 07/01/45	100,000	114,432
Total municipal bonds (cost $899,899)		956,746

US government obligations: 20.27%
Tennessee Valley Authority,
2.875%, due 09/15/24	70,000	71,506
US Treasury Bonds,
2.750%, due 11/15/42[2]	400,000	389,739
2.875%, due 05/15/43	450,000	448,770
3.000%, due 05/15/45	215,000	220,185
3.750%, due 11/15/43	75,000	88,330
US Treasury Notes,
0.625%, due 05/31/17[2]	625,000	625,480
0.625%, due 07/31/17	950,000	950,408
1.000%, due 08/15/18	1,400,000	1,403,755

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Concluded)
US government obligations—(Concluded)
1.375%, due 08/31/20	$1,550,000	$1,552,099
1.875%, due 08/31/22[2]	650,000	655,620
Total US government obligations (cost $6,393,607)		6,405,892

Non-US government obligations: 3.10%
Brazil: 0.63%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	200,000	197,900

Colombia: 0.29%
Republic of Colombia,
8.125%, due 05/21/24	75,000	92,063

Israel: 0.52%
Israel Government AID Bond,
5.500%, due 09/18/33	125,000	164,758

Mexico: 0.54%
United Mexican States,
4.000%, due 10/02/23	150,000	152,775
6.750%, due 09/27/34	15,000	17,925
		170,700
Peru: 0.58%
Peruvian Government International Bond,
7.125%, due 03/30/19	50,000	57,750
7.350%, due 07/21/25	100,000	125,000
		182,750
Philippines: 0.20%
Republic of the Philippines,
10.625%, due 03/16/25	40,000	63,200

Turkey: 0.34%
Republic of Turkey,
6.750%, due 04/03/18	100,000	108,000
Total Non-US government obligations (cost $995,970)		979,371
Total bonds (cost $30,906,340)		30,843,859

Shares
Short-term investments: 24.19%
Investment company: 23.32%
UBS Cash Management Prime Relationship Fund[8] (cost $7,371,499)	7,371,499	7,371,499

	Face amount
US government obligation: 0.87%
US Treasury Bill,
0.026%, due 02/04/16[9] (cost $274,975)	275,000	274,977
Total short-term investments (cost $7,646,474)		7,646,476

Face amount covered by contracts
Options purchased: 0.02%
Call Options: 0.02%
Foreign Exchange Option, Buy USD/EUR, strike @ EUR 0.90, expires November 2015, counterparty: MSC	632,000	7,841

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Number of contracts	Value
Put Options: 0.00%[10]
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	26	$163
Total options purchased (cost $45,650)		8,004

	Shares
Investment of cash collateral from securities loaned: 0.24%
UBS Private Money Market Fund LLC[8] (cost $75,265)	75,265	75,265
Total investments: 122.03% (cost $38,673,729)		38,573,604
Liabilities, in excess of cash and other assets: (22.03%)		(6,963,553)
Net assets: 100.00%		$31,610,051

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$343,893
Gross unrealized depreciation	(444,018)
Net unrealized depreciation of investments	$(100,125)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	USD	636,308	CAD	840,000	10/08/15	$(6,881)
JPMCB	CAD	840,000	USD	637,616	10/08/15	8,189
JPMCB	CHF	635,000	USD	660,957	10/08/15	9,290
JPMCB	EUR	545,000	USD	614,095	10/08/15	5,060
JPMCB	NZD	110,000	USD	69,438	10/08/15	(856)
JPMCB	SGD	890,000	USD	628,555	10/08/15	3,245
MSC	USD	616,204	EUR	545,000	10/08/15	(7,169)
Net unrealized appreciation on forward foreign currency contracts						$10,878

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 2 contracts (USD)	December 2015	$240,045	$241,031	$986
US Treasury futures sell contracts:
2 Year US Treasury Notes, 9 contracts (USD)	December 2015	(1,969,081)	(1,971,282)	(2,201)
10 Year US Treasury Notes, 1 contracts (USD)	December 2015	(128,686)	(128,734)	(48)
Interest rate futures buy contracts:
Euro-BTP, 4 contracts (EUR)	December 2015	594,609	609,162	14,553
Interest rate futures sell contracts:
Euro-Bund, 3 contracts (EUR)	December 2015	(513,317)	(523,580)	(10,263)
Net unrealized appreciation on futures contracts				$3,027

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

Credit default swaps on sovereign issues-sell protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[13]	Upfront Payments received	Value	Unrealized appreciation	Credit spread[14]
MSC	Portuguese Republic bond, 4.95%, due 10/25/23	USD	320,000	09/20/20	1.000%	$10,184	$(9,785)	$399	0.017%

Credit default swaps on credit indices-sell protection11

Counterparty	Referenced index[12]	Notional amount		Termination date	Payments received by the Fund[13]	Upfront payments (made)/ received	Value	Unrealized depreciation	Credit spread[14]
MLI	CMBX.NA.BB. Series 6 Index	USD	300,000	05/11/63	5.000%	$(9,368)	$(10,413)	$(19,781)	—%
MLI	CMBX.NA.BB. Series 6 Index	USD	325,000	05/11/63	5.000	(858)	(11,280)	(12,138)	—
MSC	CMBX.NA.BB. Series 6 Index	USD	300,000	05/11/63	5.000	2,809	(10,413)	(7,604)	—
						$(7,417)	$(32,106)	$(39,523)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[13]	Payments received by the Fund[13]	Value	Unrealized appreciation/ (depreciation)
AUD	500,000	04/17/25	6 month BBSW	2.695%	$(4,338)	$(4,338)
NZD	450,000	07/24/24	3 month BBSW	4.713	29,490	29,490
NZD	450,000	07/24/24	3 month BBSW	4.712	29,478	29,478
NZD	400,000	07/24/24	3 month BBSW	4.775	27,465	27,465
					$82,095	$82,095

Options written

	Expiration date	Premiums received	Value
Call option
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 98.75	June 2016	$21,034	$(40,300)
Put options
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 96.75	June 2016	21,034	(163)
Foreign Exchange Option, Sell USD/EUR, 632,000 face amount covered by contracts, strike @ EUR 0.85, counterparty: MSC		8,272	(6,446)
Options written on credit default swaps on credit indices[15]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: BB, Notional Amount USD 630,000	December 2015	1,434	(643)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: BB, Notional Amount USD 630,000	December 2015	4,865	(7,730)

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Expiration date	Premiums received	Value
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 956,000	December 2015	12,819	(17,813)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 24 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 2,230,000	December 2015	$6,133	$(10,592)
Total options written		$75,591	$(83,687)

Written options activity for the period ended September 30, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	52	$42,068
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at September 30, 2015	52	$42,068

Written swaptions activity for the period ended September 30, 2015 was as follows:

Swaptions & foreign exchange options outstanding at June 30, 2015	$8,222
Swaptions & foreign exchange options written	33,523
Swaptions & foreign exchange options terminated in closing purchase transactions	(8,222)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at September 30, 2015	$33,523

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bond	$—	$8,464,644	$—	$8,464,644
Asset-backed security	—	1,593,746	—	1,593,746
Commercial mortgage-backed security	—	2,666,369	—	2,666,369
Mortgage & agency debt security	—	9,777,091	—	9,777,091
Municipal bond	—	956,746	—	956,746
US government obligation	—	6,405,892	—	6,405,892
Non-US government obligation	—	979,371	—	979,371
Short-term investment	—	7,646,476	—	7,646,476
Options purchased	163	7,841	—	8,004
Investment of cash collateral from securities loaned	—	75,265	—	75,265
Forward foreign currency contracts	—	25,784	—	25,784
Futures contracts	15,539	—	—	15,539
Swap agreements, at value	—	86,433	—	86,433
Total	$15,702	$38,685,658	$—	$38,701,360

Liabilities
Options written	$(40,463)	$(43,224)	$—	$(83,687)
Forward foreign currency contracts	—	(14,906)	—	(14,906)
Futures contracts	(12,512)	—	—	(12,512)
Swap agreements, at value	—	(46,229)	—	(46,229)
Total	$(52,975)	$(104,359)	$—	$(157,334)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

1            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $3,061,805 or 9.69% of net assets.

2            Security, or portion thereof, was on loan at September 30, 2015.

3            Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2015 and changes periodically.

4            Perpetual investment. Date shown reflects the next call date.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2015 (unaudited)

5            Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

6            Securities are being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2015, the value of these securities amounted to $294,713 or 0.93% of net assets.

7            On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

8            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain (loss) during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$8,382,243	$9,630,132	$10,640,876	$—	$—	$7,371,499	$1,737
UBS Private Money Market Fund LLC[a]	159,900	513,467	598,102	—	—	75,265	3
	$8,542,143	$10,143,599	$11,238,978	$—	$—	$7,446,764	$1,740

a        The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

9            Rate shown is the discount rate at the date of purchase.

10     Amount represents less than 0.005%.

11     If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index/obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index/obligation.

12     Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

13     Payments made or received are based on the notional amount.

14     Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

15     Illiquid investments as of September 30, 2015.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Bonds
Corporate bonds
Banks	15.34%
Building products	0.54
Capital markets	0.90
Chemicals	1.81
Commercial services & supplies	0.98
Construction materials	1.52
Consumer finance	1.70
Diversified financial services	2.82
Diversified telecommunication services	2.42
Electronic equipment, instruments & components	0.55
Energy equipment & services	0.22
Food & staples retailing	1.46
Gas utilities	0.64
Hotels, restaurants & leisure	1.29
Household durables	0.96
Insurance	6.08
Machinery	1.28
Media	2.65
Metals & mining	2.69
Oil, gas & consumable fuels	4.78
Real estate investment trust (REIT)	0.35
Real estate management & development	0.46
Technology hardware, storage & peripherals	0.37
Thrifts & mortgage finance	0.52
Tobacco	0.26
Total corporate bonds	52.59%
Collateralized debt obligations	6.15
Commercial mortgage-backed security	0.63
Mortgage & agency debt securities	1.21
Municipal bonds	2.93
US government obligations	25.25
Non-US government obligation	1.69
Total bonds	90.45%
Short-term investment	6.61
Options purchased	1.73
Total investments	98.79%
Cash and other assets, less liabilities	1.21
Net assets	100.00%

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds: 90.45%
Corporate bonds: 52.59%
Australia: 0.87%
Crown Group Finance Ltd.,
5.750%, due 07/18/17	AUD	370,000	$270,436

Brazil: 2.43%
Caixa Economica Federal,
2.375%, due 11/06/17[1]		$345,000	307,050
Petrobras Global Finance BV,
5.375%, due 01/27/21		200,000	145,320
6.750%, due 01/27/41		50,000	32,406
Vale Overseas Ltd.,
4.375%, due 01/11/22		300,000	266,721
Total Brazil corporate bonds			751,497

Canada: 1.29%
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]		410,000	397,188

China: 0.64%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		210,000	197,400

Croatia: 0.79%
Agrokor DD,
8.875%, due 02/01/20[1]		230,000	244,375

France: 1.13%
Credit Agricole SA,
7.875%, due 01/23/24[1,2,3]		350,000	348,251

Germany: 2.15%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[4]	EUR	200,000	274,513
Unitymedia Kabel BW GmbH,
6.125%, due 01/15/25[1]		$400,000	388,000
Total Germany corporate bonds			662,513

Ireland: 0.77%
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]		300,000	238,200

Italy: 0.49%
Generali Finance BV,
6.214%, due 06/16/16[2,3]	GBP	100,000	151,956

Luxembourg: 1.55%
ArcelorMittal,
6.250%, due 03/01/21		$250,000	225,000
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21		275,000	253,688
Total Luxembourg corporate bonds			478,688

Malaysia: 0.64%
SSG Resources Ltd.,
4.250%, due 10/04/22[4]		200,000	196,769

Mexico: 0.63%
Cemex SAB de CV,
5.875%, due 03/25/19[1]		200,000	194,000

Netherlands: 0.52%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]		125,000	161,585

Norway: 1.78%
Eksportfinans ASA,
5.500%, due 05/25/16		280,000	285,740
5.500%, due 06/26/17		250,000	263,063
Total Norway corporate bonds			548,803

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Portugal: 1.68%
EDP Finance BV,
4.900%, due 10/01/19[1]		$500,000	$520,250

Singapore: 0.67%
Olam International Ltd.,
5.750%, due 09/20/17		200,000	206,000

Switzerland: 0.61%
Credit Suisse Group AG,
6.250%, due 12/18/24[1,2,3]		200,000	187,500

United Kingdom: 6.54%
Barclays Bank PLC,
4.375%, due 09/11/24		250,000	242,258
HBOS PLC,
6.750%, due 05/21/18[1]		300,000	330,678
Lloyds Bank PLC,
6.500%, due 03/24/20[4]	EUR	400,000	532,165
Pension Insurance Corp. PLC,
6.500%, due 07/03/24[4]	GBP	100,000	151,034
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23		$710,000	763,173
Total United Kingdom corporate bonds			2,019,308

United States: 27.41%
ADT Corp.,
3.500%, due 07/15/22		340,000	300,900
Allstate Corp.,
5.750%, due 08/15/53[2]		400,000	414,140
Ally Financial, Inc.,
3.500%, due 01/27/19		150,000	148,125
Bank of America Corp.,
4.000%, due 01/22/25		200,000	195,621
Barrick North America Finance LLC,
5.750%, due 05/01/43		200,000	170,390
Building Materials Corp. of America,
6.750%, due 05/01/21[1]		80,000	85,200
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17		375,000	395,625
CCO Safari II LLC,
6.484%, due 10/23/45[1]		150,000	151,221
CIT Group, Inc.,
5.000%, due 05/15/17		300,000	306,562
5.000%, due 08/15/22		145,000	144,819
Citigroup, Inc.,
Series M, 6.300%, due 05/15/24[2,3]		675,000	649,451
DISH DBS Corp.,
7.875%, due 09/01/19		265,000	277,807
DR Horton, Inc.,
4.000%, due 02/15/20		19,000	19,095
Energy Transfer Partners LP,
6.050%, due 06/01/41		380,000	337,280
Flextronics International Ltd.,
5.000%, due 02/15/23		170,000	170,850
Frontier Communications Corp.,
7.125%, due 01/15/23		250,000	205,475
General Motors Financial Co., Inc.,
3.000%, due 09/25/17		140,000	141,464
4.750%, due 08/15/17		150,000	155,616
Glencore Funding LLC,
4.625%, due 04/29/24[1]		225,000	168,750

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Host Hotels & Resorts LP,
Series E, 4.000%, due 06/15/25		$110,000	$108,479
Kinder Morgan Finance Co. LLC,
5.700%, due 01/05/16		210,000	212,168
Kinder Morgan, Inc.,
7.250%, due 06/01/18		275,000	304,028
Lennar Corp.,
4.750%, due 05/30/25		110,000	105,050
MetLife, Inc.,
6.400%, due 12/15/36		445,000	485,050
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20		275,000	55,000
Morgan Stanley,
Series J, 5.550%, due 07/15/20[2,3]		90,000	88,650
PNC Preferred Funding Trust I,
1.987%, due 03/15/17[1,2,3]		400,000	366,750
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]		385,000	378,262
5.875%, due 09/15/42[2]		200,000	211,500
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]		170,000	161,075
Realogy Group LLC,
3.375%, due 05/01/16[1]		60,000	59,700
7.625%, due 01/15/20[1]		80,000	83,400
Regency Energy Partners LP,
5.500%, due 04/15/23		160,000	154,800
Reynolds American, Inc.,
4.450%, due 06/12/25		75,000	78,509
Ryland Group, Inc.,
6.625%, due 05/01/20		80,000	87,000
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22		250,000	232,500
Seagate HDD Cayman,
5.750%, due 12/01/34[1]		120,000	115,466
Standard Pacific Corp.,
6.250%, due 12/15/21		80,000	85,400
Starwood Hotels & Resorts Worldwide, Inc.,
3.750%, due 03/15/25		60,000	58,807
4.500%, due 10/01/34		80,000	69,204
Synchrony Financial,
4.500%, due 07/23/25		80,000	80,659
Transocean, Inc.,
6.800%, due 03/15/38		110,000	68,200
USG Corp.,
5.875%, due 11/01/21[1]		80,000	83,000
Virgin Media Secured Finance PLC,
6.000%, due 04/15/21[1]	GBP	189,000	288,815
Total United States corporate bonds			8,459,863
Total corporate bonds (cost $17,100,477)			16,234,582

Collateralized debt obligations: 6.15%
United States: 6.15%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.139%, due 04/15/25[1,2]		300,000	294,750
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
3.044%, due 07/28/25[1,2]		500,000	487,500

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Collateralized debt obligations—(Concluded)
United States—(Concluded)
BlueMountain CLO Ltd.,
Series 2013-4A, Class C,
2.939%, due 04/15/25[1,2]	$300,000	$292,560
Galaxy XVI CLO Ltd.,
Series 2013-16A, Class C,
2.921%, due 11/16/25[1,2]	500,000	481,250
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class C,
3.056%, due 10/25/25[1,2]	350,000	340,931
Total collateralized debt obligations (cost $1,895,876)		1,896,991

Commercial mortgage-backed security: 0.63%
United States: 0.63%
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2,
3.895%, due 05/15/29[1,2] (cost $199,000)	200,000	194,792

Mortgage & agency debt securities: 1.21%
United States: 1.21%
Federal Home Loan Mortgage Corp. REMIC, IO,[5]
3.000%, due 05/15/27	932,807	93,618
Federal National Mortgage Association REMIC, IO,[5]
Series 2013-87, Class IW,
2.500%, due 06/25/28	3,061,276	280,106
Total mortgage & agency debt securities (cost $389,375)		373,724

Municipal bonds: 2.93%
City of Chicago, GO Bonds,
Series B,
7.750%, due 01/01/42	180,000	180,513
State of California, GO Bonds,
7.300%, due 10/01/39	250,000	345,715
State of Illinois, GO Bonds,
5.665%, due 03/01/18	355,000	379,232
Total municipal bonds (cost $807,887)		905,460

US government obligations: 25.25%
US Treasury Bonds, PO,
3.088%, due 05/15/43[6]	2,523,000	1,090,915
3.123%, due 08/15/42[6]	1,250,000	554,249
US Treasury Inflation Indexed Bond (TIPS),
0.750%, due 02/15/45[7]	325,000	285,847
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16[7]	650,000	695,898
US Treasury Notes,
1.750%, due 05/15/22	3,900,000	3,907,616
2.125%, due 05/15/25	1,250,000	1,257,959
Total US government obligations (cost $7,667,784)		7,792,484

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Non-US government obligation: 1.69%
Croatia: 1.69%
Republic of Croatia,
6.250%, due 04/27/17[4] (cost $520,127)	$500,000	$523,125
Total bonds (cost $28,580,526)		27,921,158

Shares
Short-term investment: 6.61%
Investment company: 6.61%
UBS Cash Management Prime Relationship Fund[8] (cost $2,040,311)	2,040,311	2,040,311

	Number of contracts
Options purchased: 1.73%
Call options: 0.99%
10 Year US Treasury Notes, strike@ USD 130.00, expires October 2015,	47	10,281
30 Year US Treasury Bonds, strike@ USD 158.00, expires October 2015,	75	116,016
30 Year US Treasury Bonds, strike@ USD 156.00, expires October 2015,	66	170,156

Face amount covered by contracts
Foreign Exchange Option, Buy USD/EUR, strike@ EUR 0.90, expires November 2015, counterparty: MSC	634,000	7,866
304,319

	Number of contracts
Put options: 0.17%
10 Year US Treasury Notes, strike@ USD 125.00, expires November 2015,	56	6,125
10 Year US Treasury Notes, strike@ USD 125.00, expires October 2015,	94	2,938
10 Year US Treasury Notes, strike@ USD 126.50, expires November 2015,	48	13,500
10 Year US Treasury Notes, strike@ USD 128.00, expires October 2015,	47	16,891
2 Year US Treasury Notes, strike@ USD 109.13, expires November 2015,	18	2,250
2 Year US Treasury Notes, strike@ USD 109.38, expires November 2015,	41	10,250

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Number of contracts	Value
3 Year Euro-Dollar Midcurve, strike@ USD 98.25, expires June 2016,	89	$556
		52,510

	Notional Amount
Options purchased on interest rate swaps[9]: 0.57%
Expiring 01/17/18. If option exercised the Fund pays semi-annually 4.380% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/48. European style. Counterparty: JPMCB	$2,675,000	34,877
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000	84,721
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	3,500,000	34,399
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	3,500,000	6,665
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000	16,437
		177,099
Total options purchased (cost $1,230,187)		533,928
Total investments: 98.79% (cost $31,851,024)		30,495,397
Cash and other assets, less liabilities: 1.21%		372,143
Net assets: 100.00%		$30,867,540

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$547,723
Gross unrealized depreciation	(1,903,350)
Net unrealized depreciation of investments	$(1,355,627)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	USD	665,000	CAD	877,876	10/08/15	$(7,192)
JPMCB	AUD	435,000	USD	305,186	10/08/15	(38)
JPMCB	CAD	620,000	USD	470,621	10/08/15	6,044
JPMCB	CHF	810,000	USD	843,111	10/08/15	11,851
JPMCB	EUR	1,840,000	USD	2,073,273	10/08/15	17,084
JPMCB	GBP	390,000	USD	597,067	10/08/15	7,113
JPMCB	NZD	550,000	USD	347,189	10/08/15	(4,278)
JPMCB	SGD	1,140,000	USD	805,115	10/08/15	4,156
JPMCB	USD	189,418	JPY	22,700,000	10/08/15	(184)
JPMCB	USD	312,778	SEK	2,640,000	10/08/15	2,675
MSC	USD	1,006,296	EUR	890,000	10/08/15	(11,726)
Net unrealized appreciation on forward foreign currency contracts						$25,505

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 11 contracts (USD)	December 2015	$1,746,120	$1,764,468	$18,348
2 Year US Treasury Notes, 9 contracts (USD)	December 2015	1,969,404	1,971,281	1,877
5 Year US Treasury Notes, 9 contracts (USD)	December 2015	1,081,483	1,084,640	3,157
10 Year US Treasury Notes, 8 contracts (USD)	December 2015	1,028,408	1,029,875	1,467
US Treasury futures sell contracts:
US Long Bond, 23 contracts (USD)	December 2015	(3,622,427)	(3,618,906)	3,521
Interest rate futures buy contracts:
Euro-BTP, 4 contracts (EUR)	December 2015	594,609	609,162	14,553
Interest rate futures sell contracts:
90 Day Euro-Dollar, 52 contracts (USD)	December 2015	(12,923,533)	(12,946,050)	(22,517)
Euro-Bobl, 7 contracts (EUR)	December 2015	(1,004,114)	(1,009,168)	(5,054)
Euro-Bund, 4 contracts (EUR)	December 2015	(687,861)	(698,107)	(10,246)
Long Gilt, 1 contract (GBP)	December 2015	(177,029)	(180,108)	(3,079)
Net unrealized appreciation on futures contracts				$2,027

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	JPY	151,000,000	05/27/35	1.750%	6 month JPY LIBOR	$—	$(151,607)	$(151,607)
CSI	CAD	5,490,000	02/11/17	3 month BA	3.500%	(19,205)	169,915	150,710
CSI	CAD	1,550,000	02/11/22	4.145	3 month BA	—	(202,327)	(202,327)
DB	USD	1,350,000	02/15/38	4.474	3 month USD LIBOR	479,891	(491,713)	(11,822)
DB	USD	695,000	05/15/40	4.560	3 month USD LIBOR	—	(672,510)	(672,510)
DB	USD	700,000	05/15/40	3.470	3 month USD LIBOR	(125,600)	(324,320)	(449,920)
JPMCB	CAD	5,490,000	02/11/17	3.500	3 month BA	—	(169,916)	(169,916)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145	—	202,326	202,326
JPMCB	USD	4,500,000	02/18/16	2.532	3 month USD LIBOR	—	(48,467)	(48,467)
JPMCB	USD	30,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	446,733	446,733
MLI	CAD	9,280,000	04/09/17	3 month BA	1.978	—	160,707	160,707
MSC	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(368,942)	(368,942)
						$335,086	$(1,450,121)	$(1,115,035)

Credit default swaps on corporate and sovereign issues-buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Standard Chartered Bank PLC bond, 0.000%, due 06/25/32	EUR	570,000	09/20/20	1.000%	$(2,475)	$14,411	$11,936
CITI	Volkswagen AG bond, 5.375%, due 05/22/18	EUR	285,000	12/20/20	1.000	(18,216)	24,975	6,759
CITI	Apache Corp. bond, 7.000%, due 02/01/18	USD	350,000	09/20/20	1.000	(7,974)	14,037	6,063
JPMCB	French Republic bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250	(97,126)	(6,229)	(103,355)
MSC	V.F. Corp. bond, 5.950%, due 11/01/17	USD	500,000	12/20/16	1.000	1,580	(5,964)	(4,384)
MSC	Anadarko Petroleum Corp. bond, 6.950%, due 06/15/19	USD	300,000	09/20/20	1.000	(2,637)	13,580	10,943
						$(126,848)	$54,810	$(72,038)

Credit default swaps on credit indices-sell protection13

Counterparty	Referenced index[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CSI	CMBX.NA.BBB. Series 6 Index	USD	1,050,000	05/11/63	3.000%	$42,454	$(27,223)	$15,231	3.314%
MLI	CMBX.NA.BB. Series 6 Index	USD	700,000	05/11/63	5.000	(21,859)	(24,296)	(46,155)	4.025
MSC	MCDX.NA. Series 24 Index	USD	700,000	06/20/25	1.000	18,522	(21,820)	(3,298)	1.448
MSC	CMBX.NA.BB. Series 6 Index	USD	1,000,000	05/11/63	5.000	(31,887)	(34,710)	(66,597)	4.025
						$7,230	$(108,049)	$(100,819)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

Credit default swaps on sovereign issues-sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront Payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CITI	State of Illinois, 5.000%, due 06/01/29	USD	370,000	12/20/23	1.000%	$23,510	$(36,374)	$(12,864)	2.563%
MSC	Portuguese Republic bond, 4.950%, due 10/25/23	USD	330,000	09/20/20	1.000	10,502	(10,090)	412	1.662
						$34,012	$(46,464)	$(12,452)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Value	Unrealized appreciation/ (depreciation)
AUD	2,500,000	04/17/25	6 month BBSW	2.695%	$(21,688)	$(21,688)
CAD	1,080,000	04/28/25	1.984%	3 month BA	(16,105)	(16,105)
GBP	5,320,000	06/17/17	6 month GBP LIBOR	2.190	213,065	213,065
GBP	1,400,000	06/17/25	3.145	6 month GBP LIBOR	(273,468)	(273,468)
NZD	3,100,000	07/24/24	3 month BBSW	4.713	203,150	203,150
NZD	1,400,000	07/24/24	3 month BBSW	4.712	91,710	91,710
USD	2,885,000	12/21/18	1.627	3 month USD LIBOR	(44,349)	(44,349)
USD	3,150,000	09/24/19	2.347	3 month USD LIBOR	(141,520)	(141,520)
USD	8,250,000	12/12/23	3.200	3 month USD LIBOR	(940,026)	(940,026)
USD	850,000	08/06/32	2.711	3 month USD LIBOR	(26,084)	(26,084)
USD	1,030,000	02/15/41	2.825	3 month USD LIBOR	(54,032)	(54,032)
					$(1,009,347)	$(1,009,347)

Centrally cleared credit default swaps on credit indices-buy protection11

Referenced index[12]	Notional amount		Termination date	Payments made by the Fund[10]	Value	Unrealized appreciation
CDX.NA.IG. Series 24 Index	USD	4,100,000	06/20/25	1.000%	$103,817	$92,070
CDX.NA.HY Series 24 Index	USD	5,683,000	06/20/20	5.000	(164,250)	134,038
CDX.NA.IG. Series 24 Index	USD	7,740,000	06/20/20	1.000	(32,864)	23,695
CDX.NA.IG. Series 25 Index	USD	9,460,000	12/20/20	1.000	(33,837)	37,517
					$(127,134)	$287,320

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 89 contracts, strike @ USD 98.75	June 2016	$81,226	$(137,950)
30 Year US Treasury Bonds, 47 contracts, strike @ USD 156.00	November 2015	140,931	(166,703)
Put options
Foreign Exchange Option, Sell USD/CNY, 658,000 contracts, strike @ CNY 6.53, counterparty: MSC	November 2015	6,580	(17,155)
Foreign Exchange Option, Sell USD/CNY, 658,000 contracts, strike @ CNY 6.50, counterparty: MSC	November 2015	7,396	(14,832)
Foreign Exchange Option, Sell USD/EUR, 634,000 contracts, strike @ EUR 0.85, counterparty: MSC	March 2016	8,298	(6,466)
Options written on interest rate swaps[9]
If option exercised the Fund receives semi-annually 4.320% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/20. European style. Counterparty: JPMCB, Notional Amount USD 23,000,000	January 2018	250,495	(21,680)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	194,625	(55,144)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 7,000,000	December 2017	148,750	(22,368)
Options written on credit default swaps on credit indices[9]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: BB, Notional Amount USD 1,600,000	December 2015	3,643	(1,633)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: BB, Notional Amount USD 1,600,000	December 2015	12,355	(19,631)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 1,600,000	November 2015	3,485	(1,374)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 1,645,000	December 2015	24,265	(30,652)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 24 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 3,350,000	December 2015	9,212	(15,912)
Total options written		$891,261	$(511,500)

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

Written options activity for the period ended September 30, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	213	$211,156
Options written	433	167,334
Options terminated in closing purchase transactions	(510)	(156,333)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2015	$136	$222,157

Written swaptions activity for the period ended September 30, 2015 was as follows:

Swaptions outstanding at June 30, 2015	$645,279
Swaptions written	81,115
Swaptions terminated in closing purchase transactions	(57,290)
Swaptions expired prior to exercise	—
Swaptions outstanding at September 30, 2015	$669,104

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$16,234,582	$—	$16,234,582
Collateralized debt obligations	—	928,241	968,750	1,896,991
Commercial mortgage-backed security	—	194,792	—	194,792
Mortgage & agency debt securities	—	373,724	—	373,724
Municipal bonds	—	905,460	—	905,460
US government obligations	—	7,792,484	—	7,792,484
Non-US government obligation	—	523,125	—	523,125
Short-term investment	—	2,040,311	—	2,040,311
Options purchased	348,963	184,965	—	533,928
Forward foreign currency contracts	—	48,923	—	48,923
Futures contracts	42,923	—	—	42,923
Swap agreements, at value	—	1,658,426	—	1,658,426
Total	$391,886	$30,885,033	$968,750	$32,245,669

Liabilities
Forward foreign currency contracts	$—	$(23,418)	$—	$(23,418)
Futures contracts	(40,896)	—	—	(40,896)
Swap agreements, at value	—	(4,344,731)	—	(4,344,731)
Options written	(304,653)	(206,847)	—	(511,500)
Total	$(345,549)	$(4,574,996)	$—	$(4,920,545)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Assets	Collateralized Debt Obligation	Commercial Mortgage-backed Security	Total
Beginning balance	$—	$198,000	$198,000
Purchases	—	—	—
Issuances	—	—	—
Sales	—	—	—
Accrued premiums	—	—	—
Total realized gain/(loss)	—	—	—
Change in net unrealized appreciation/depreciation	—	(3,208)	(3,208)
Transfers into Level 3[15]	968,750	—	968,750
Transfers out of Level 3[15]	—	(194,792)	(194,792)
Ending balance	$968,750	$—	$968,750

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2015 was $(15,366). Transfers into and out of Level 3 represent the value at the end of period. At September 30, 2015, Securities were transferred from Level 2 to Level 3 as the valuations are based on unobservable inputs. Securities were also transferred from Level 3 to level 2 as the valuations are based primarily an observable inputs from an established pricing source.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (Unaudited)

Portfolio footnotes

1            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $6,931,435 or 22.46% of net assets.

2            Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2015 and changes periodically.

3            Perpetual investment. Date shown reflects the next call date.

4            Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2015, the value of these securities amounted to $1,677,606 or 5.43% of net assets.

5            On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6            Rate shown reflects annualized yield at September 30, 2015 on zero coupon bond.

7            Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

8            The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Change in
net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$1,533,682	$5,982,762	$5,476,133	$—	$—	$2,040,311	$300

9            Illiquid investments as of September 30, 2015.

UBS Fixed Income Opportunities Fund

Portfolio of investments – September 30, 2015 (Unaudited)

10     Payments made or received are based on the notional amount.

11     If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index/obligation, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index/obligation.

12     Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

13     If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index/obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index/obligation.

14     Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

15     Transfers into and out of Level 3 represent the value at the end of period. At September 30, 2015, Securities were transferred from Level 2 to Level 3 as the valuations are based on unobservable inputs. Securities were also transferred from Level 3 to level 2 as the valuations are based primarily an observable inputs from an established pricing source.

UBS Municipal Bond Fund

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of September 30, 2015

Long-term municipal bonds
Arizona	4.07%
California	5.41
Florida	14.67
Illinois	4.97
Massachusetts	1.92
Michigan	6.87
Minnesota	1.94
Nebraska	4.30
Nevada	4.00
New Jersey	7.15
New York	9.91
Pennsylvania	14.24
Rhode Island	3.75
South Carolina	6.56
Texas	11.84
Virginia	2.08
Washington	3.43
Total long-term municipal bonds	107.11%
Liabilities, in excess of other assets	(7.11)
Net assets	100.00%

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Face amount	Value
Long-term municipal bonds: 107.11%
Arizona—4.07%
City of Glendale, Water & Sewer Revenue Bonds,
5.000%, due 07/01/22	$1,000,000	$1,196,630
Mesa Arizona Utility System Revenue Bonds,
FGIC,
5.000%, due 07/01/16[1]	1,000,000	1,035,700
		2,232,330
California—5.41%
California State Public Works Board Revenue Bonds,
Series F,
5.000%, due 05/01/26	1,500,000	1,819,350
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,148,640
		2,967,990
Florida—14.67%
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGC,
5.000%, due 10/01/26	1,020,000	1,217,288
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,286,840
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,123,830
Series D,
5.000%, due 11/01/31	1,000,000	1,127,470
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,147,190
Volusia Country Florida School Board Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,139,200
		8,041,818
Illinois—4.97%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.250%, due 01/01/29	500,000	570,715
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/17[1]	1,000,000	1,087,590

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Illinois—(Concluded)
State of Illinois, GO Bonds,
Series B,
5.250%, due 01/01/18	$1,000,000	$1,067,330
		2,725,635
Massachusetts—1.92%
Massachusetts Water Resources Authority Revenue Bonds,
Series E,
5.000%, due 12/01/16	1,000,000	1,054,840

Michigan—6.87%
Michigan Finance Authority Revenue Bonds,
Q-SBLF,
5.000%, due 06/01/20	1,150,000	1,260,860
Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds,
5.000%, due 10/01/17	1,160,000	1,261,570
State Building Authority State of Michigan Facilities Program Revenue Bonds,
Series I,
5.000%, due 04/15/21	1,060,000	1,243,104
		3,765,534
Minnesota—1.94%
State of Minnesota, Trunk Highway, GO Bonds,
Series B,
4.000%, due 08/01/17	1,000,000	1,063,120

Nebraska—4.30%
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	2,000,000	2,354,380

Nevada—4.00%
Clark County, Las Vegas-Mccarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,191,250

New Jersey—7.15%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds,
Series XX,
5.000%, due 06/15/22	1,000,000	1,070,540
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,173,080
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	500,000	545,840
5.000%, due 06/01/20	1,000,000	1,131,850
		3,921,310

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New York—9.91%
City of New York, Tax Exempt, GO Bonds,
Series C,
5.000%, due 08/01/22	$1,500,000	$1,797,285
Series H,
4.000%, due 08/01/18	1,000,000	1,086,210
Series I,
5.000%, due 08/01/17	1,040,000	1,123,491
New York City Transitional Finance Authority Revenue Bonds,
Series I,
5.000%, due 05/01/34	1,250,000	1,425,750
		5,432,736
Pennsylvania—14.24%
Allegheny County, Sanitary Authority Sewer Revenue Bonds,
5.000%, due 12/01/20	1,000,000	1,163,690
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/22	1,000,000	1,168,670
City of Philadelphia, Water and Wastewater Revenue Bonds,
Series B,
5.000%, due 11/01/21	1,400,000	1,660,512
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 08/15/21	1,700,000	1,995,698
Pennsylvania Turnpike Commission Revenue Bonds,
Series A-1,
5.000%, due 12/01/24	1,500,000	1,818,870
		7,807,440
Rhode Island—3.75%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/17	850,000	896,002
5.000%, due 06/01/21	1,000,000	1,158,100
		2,054,102
South Carolina—6.56%
South Carolina State Public Service Authority Revenue Bonds,
Series C,
5.000%, due 12/01/22	3,000,000	3,595,110

Texas—11.84%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,198,240

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Texas—(Concluded)
Houston Independent School District, GO Bonds,
Series B, PSF-GTD,
5.000%, due 02/15/17	$1,000,000	$1,061,870
North Texas Tollway Authority System Revenue Bonds,
Series A,
5.000%, due 01/01/25	1,000,000	1,182,080
Texas Transportation Commission, GO Bonds,
Series A,
5.000%, due 10/01/26	1,000,000	1,235,750
5.000%, due 10/01/29	1,500,000	1,812,345
		6,490,285
Virginia—2.08%
Virginia Public School Authority Refunding School Financing Revenue Bonds,
Series B,
5.250%, due 08/01/16	1,095,000	1,140,870

Washington—3.43%
State of Washington, Motor Vehicle Fuel Tax, GO Bonds,
Series R-2015D,
4.000%, due 07/01/17	1,775,000	1,880,701
Total long-term municipal bonds (cost $58,373,482)		58,719,451
Liabilities, in excess of cash and other assets—(7.11%)		(3,900,029)
Net assets—100.00%		$54,819,422

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2015 (Unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation/depreciation consisted of:

Gross unrealized appreciation	$530,810
Gross unrealized depreciation	(184,841)
Net unrealized appreciation of investments	$345,969

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Proceeds	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Long Bond, 20 contracts (USD)	December 2015	$(3,086,221)	$(3,146,875)	$(60,654)
10 Year US Treasury Notes, 20 contracts (USD)	December 2015	(2,541,221)	(2,574,688)	(33,467)
Net unrealized depreciation on futures contracts				$(94,121)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$58,719,451	$—	$58,719,451

Liabilities
Futures contracts	$(94,121)	$—	$—	$(94,121)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1            Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$399,871	$21,729,686	$22,129,557	$—	$562

UBS Global Sustainable Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Auto components	0.49%
Automobiles	2.05
Banks	12.24
Biotechnology	4.88
Capital markets	0.51
Chemicals	6.27
Commercial services & supplies	0.86
Consumer finance	1.53
Containers & packaging	0.71
Diversified telecommunication services	1.69
Electrical equipment	1.53
Electronic equipment, instruments & components	0.62
Food products	3.34
Health care providers & services	2.00
Household durables	3.80
Household products	1.20
Insurance	6.02
Internet & catalog retail	0.62
Life sciences tools & services	1.11
Machinery	4.57
Marine	2.14
Media	1.76
Metals & mining	1.31
Multiline retail	2.16
Oil, gas & consumable fuels	6.79
Personal products	4.27
Pharmaceuticals	5.18
Real estate investment trust (REIT)	1.52
Semiconductors & semiconductor equipment	9.57
Software	4.70
Technology hardware, storage & peripherals	1.33
Trading companies & distributors	0.42
Wireless telecommunication services	2.32
Total common stocks	99.51%
Short-term investment	3.42
Investment of cash collateral from securities loaned	2.16
Total investments	105.09%
Liabilities, in excess of cash and other assets	(5.09)
Net assets	100.00%

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 99.51%
Australia: 0.86%
Brambles Ltd.	30,570	$208,992

Austria: 2.14%
OMV AG	21,400	519,616

Canada: 0.15%
Teck Resources Ltd., Class B	7,400	35,323

Denmark: 2.14%
AP Moeller - Maersk A/S, Class B	339	521,394

France: 4.87%
Danone SA	12,893	812,822
Schneider Electric SE	6,643	371,219
Total France common stocks		1,184,041

Germany: 1.78%
SAP SE	6,704	434,106

Israel: 4.95%
Check Point Software Technologies Ltd.*	8,950	710,004
Mellanox Technologies Ltd.*	13,100	495,049
Total Israel common stocks		1,205,053

Italy: 2.03%
Intesa Sanpaolo SpA	140,031	493,821

Japan: 13.09%
Hino Motors Ltd.	19,400	196,159
Kao Corp.	5,700	256,717
KDDI Corp.	25,400	564,680
Makita Corp.	4,000	211,062
Panasonic Corp.	26,400	264,847
Shin-Etsu Chemical Co., Ltd.	4,800	244,671
Sumitomo Mitsui Financial Group, Inc.	14,100	530,315
THK Co., Ltd.	14,900	235,240
Tokio Marine Holdings, Inc.	8,700	322,139
Toyota Motor Corp.	6,200	360,273
Total Japan common stocks		3,186,103

Netherlands: 3.96%
Koninklijke DSM NV	9,023	415,340
NXP Semiconductors NV*	6,282	546,974
Total Netherlands common stocks		962,314

Norway: 5.25%
Norsk Hydro ASA	84,823	282,571
Statoil ASA	39,987	582,905
Telenor ASA	22,033	411,249
Total Norway common stocks		1,276,725

Spain: 3.61%
Banco Bilbao Vizcaya Argentaria SA	43,564	368,982
Banco Santander SA	38,972	206,588
Mediaset Espana Comunicacion SA	27,849	303,779
Total Spain common stocks		879,349

Sweden: 2.56%
Nordea Bank AB	55,941	622,907

Switzerland: 4.90%
Novartis AG	7,539	691,552
Zurich Insurance Group AG*1	2,042	501,176
Total Switzerland common stocks		1,192,728

Taiwan: 2.35%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,600	572,700

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom: 9.74%
Aviva PLC	64,595	$441,677
Berkeley Group Holdings PLC	7,285	368,081
Next PLC	3,515	404,648
Rotork PLC	149,828	373,523
Unilever NV CVA	19,487	781,496
Total United Kingdom common stocks		2,369,425

United States: 35.13%
Acorda Therapeutics, Inc.*	3,180	84,302
Alnylam Pharmaceuticals, Inc.*	4,207	338,075
Amazon.com, Inc.*	296	151,519
American Express Co.	5,038	373,467
Apple, Inc.	2,935	323,730
Atara Biotherapeutics, Inc.*	3,199	100,577
Bio-Rad Laboratories, Inc., Class A*	2,018	271,038
BorgWarner, Inc.	2,863	119,072
Chimerix, Inc.*	10,327	394,491
Citigroup, Inc.	4,843	240,261
Colfax Corp.*	3,224	96,430
Digital Realty Trust, Inc.	3,700	241,684
Dolby Laboratories, Inc., Class A	4,638	151,199
Envision Healthcare Holdings, Inc.*	4,067	149,625
Ford Motor Co.	10,143	137,640
Hess Corp.	2,812	140,769
Lexicon Pharmaceuticals, Inc.*1	25,068	269,230
LyondellBasell Industries NV, Class A	6,800	566,848
Mallinckrodt PLC*	5,800	370,852
Marathon Oil Corp.	7,707	118,688
Medicines Co.*	5,233	198,645
MetLife, Inc.	4,247	200,246
Micron Technology, Inc.*	9,106	136,408
Nordstrom, Inc.	1,690	121,190
ON Semiconductor Corp.*	28,788	270,607
PDC Energy, Inc.*	5,479	290,442
PNC Financial Services Group, Inc.	4,261	380,081
Praxair, Inc.	2,926	298,042
Procter & Gamble Co.	4,054	291,645
Simon Property Group, Inc.	700	128,604
Skyworks Solutions, Inc.	3,654	307,703
T. Rowe Price Group, Inc.	1,768	122,876
United Rentals, Inc.*	1,685	101,184
UnitedHealth Group, Inc.	2,897	336,081
US Bancorp	3,276	134,349
Walt Disney Co.	1,209	123,560
WestRock Co.	3,377	173,713
Whirlpool Corp.	1,988	292,753
Total United States common stocks		8,547,626
Total common stocks (cost $25,498,141 )		24,212,223

Short-term investment: 3.42%
Investment company: 3.42%
UBS Cash Management Prime Relationship Fund[2] (cost $833,122)	833,122	833,122

Investment of cash collateral from securities loaned: 2.16%
UBS Private Money Market Fund LLC[2] (cost $525,386)	525,386	525,386
Total investments: 105.09% (cost $26,856,649)		$25,570,731
Liabilities, in excess of cash and other assets: (5.09)%		(1,238,894)
Net assets: 100.00%		$24,331,837

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,329,931
Gross unrealized depreciation	(2,615,849)
Net unrealized depreciation of investments	$(1,285,918)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$24,212,223	$—	$—	$24,212,223
Short-term investment	—	833,122	—	833,122
Investment of cash collateral from securities loaned	—	525,386	—	525,386
Total	$24,212,223	$1,358,508	$—	$25,570,731

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, was on loan at September 30, 2015.

2            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	6/30/2015	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$608,651	$2,991,966	$2,767,495	$833,122	$128
UBS Private Money Market Fund LLC[a]	785,656	3,294,210	3,554,480	525,386	13
	$1,394,307	$6,286,176	$6,321,975	$1,358,508	$141

a            The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Automobiles	2.83%
Banks	9.55
Beverages	2.80
Biotechnology	5.76
Capital markets	2.54
Chemicals	3.17
Communications equipment	0.80
Consumer finance	2.48
Diversified telecommunication services	1.15
Electronic equipment, instruments & components	3.68
Energy equipment & services	1.84
Food & staples retailing	1.88
Food products	3.68
Health care equipment & supplies	1.01
Health care providers & services	4.03
Hotels, restaurants & leisure	2.66
Household durables	2.60
Industrial conglomerates	2.51
Insurance	5.42
Internet & catalog retail	2.78
Internet software & services	2.23
IT services	2.75
Life sciences tools & services	1.23
Machinery	2.53
Media	5.44
Oil, gas & consumable fuels	5.36
Pharmaceuticals	11.80
Real estate investment trust (REIT)	3.65
Road & rail	3.42
Semiconductors & semiconductor equipment	9.82
Software	3.93
Specialty retail	1.52
Technology hardware, storage & peripherals	4.35
Tobacco	3.65
Trading companies & distributors	1.67
Total common stocks	126.52%
Short-term investment	2.12
Options purchased	2.86
Total investments before investments sold short	131.50%

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Investments sold short
Common stocks
Banks	(1.94)%
Beverages	(1.30)
Biotechnology	(2.76)
Capital markets	(2.27)
Commercial services & supplies	(1.60)
Communications equipment	(0.95)
Electronic equipment, instruments & components	(1.31)
Energy equipment & services	(0.15)
Food products	(0.43)
Health care equipment & supplies	(2.06)
Health care providers & services	(0.83)
Hotels, restaurants & leisure	(2.19)
Household products	(0.38)
Insurance	(0.90)
Internet software & services	(1.00)
IT services	(1.23)
Life sciences tools & services	(1.35)
Media	(0.32)
Oil, gas & consumable fuels	(0.15)
Personal products	(0.40)
Pharmaceuticals	(1.34)
Real estate investment trust (REIT)	(0.22)
Semiconductors & semiconductor equipment	(1.55)
Software	(2.20)
Specialty retail	(0.74)
Technology hardware, storage & peripherals	(0.35)
Textiles, apparel & luxury goods	(0.74)
Thrifts & mortgage finance	(0.49)
Total investments sold short	(31.15)%
Total investments, net of investments sold short	100.35
Liabilities, in excess of cash and other assets	(0.35)
Net assets	100.00%

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 126.52%
Automobiles: 2.83%
Ford Motor Co.[1]	13,230	$179,531
General Motors Co.[1]	8,486	254,750
		434,281

Banks: 9.55%
Citigroup, Inc.[1]	7,047	349,602
Fifth Third Bancorp[1]	9,138	172,800
JPMorgan Chase & Co.[1]	6,884	419,717
US Bancorp[1]	8,588	352,194
Wells Fargo & Co.[1]	3,360	172,536
		1,466,849

Beverages: 2.80%
PepsiCo, Inc.[1]	4,551	429,159

Biotechnology: 5.76%
Acorda Therapeutics, Inc.*1	3,361	89,100
Alnylam Pharmaceuticals, Inc.*1	2,662	213,918
Atara Biotherapeutics, Inc.*1	2,926	91,994
Chimerix, Inc.*1	7,268	277,638
Lexicon Pharmaceuticals, Inc.*1	17,546	188,444
MacroGenics, Inc.*1	600	12,852
Regulus Therapeutics, Inc.*1	1,700	11,118
		885,064

Capital markets: 2.54%
Invesco Ltd.[1]	5,180	161,771
Morgan Stanley	7,225	227,588
		389,359

Chemicals: 3.17%
Monsanto Co.[1]	1,746	149,004
Praxair, Inc.[1]	3,322	338,379
		487,383

Communications equipment: 0.80%
Arista Networks, Inc.*1	2,011	123,053

Consumer finance: 2.48%
American Express Co.[1]	5,143	381,251

Diversified telecommunication services: 1.15%
Pacific DataVision, Inc.*1,2	5,900	176,410

Electronic equipment, instruments & components: 3.68%
CDW Corp.[1]	4,853	198,293
Dolby Laboratories, Inc., Class A1	5,126	167,108
Jabil Circuit, Inc.[1]	8,917	199,473
		564,874

Energy equipment & services: 1.84%
Halliburton Co.[1]	3,140	110,999
McDermott International, Inc.*1	19,670	84,581
Noble Corp. PLC[1]	8,030	87,607
		283,187

Food & staples retailing: 1.88%
Rite Aid Corp.*1	18,714	113,594
Walgreens Boots Alliance, Inc.[1]	2,101	174,593
		288,187

Food products: 3.68%
Mondelez International, Inc., Class A1	13,477	564,282

Health care equipment & supplies: 1.01%
HeartWare International, Inc.*1	2,952	154,419

Health care providers & services: 4.03%
Envision Healthcare Holdings, Inc.*1	5,470	201,241
UnitedHealth Group, Inc.[1]	3,592	416,708
		617,949

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Continued)
Hotels, restaurants & leisure: 2.66%
Yum! Brands, Inc.[1]	5,106	$408,225

Household durables: 2.60%
Jarden Corp.*1	5,710	279,105
Lennar Corp., Class A1	2,480	119,362
		398,467
Industrial conglomerates: 2.51%
General Electric Co.[1]	15,288	385,563

Insurance: 5.42%
Aon PLC[1]	3,538	313,502
Lincoln National Corp.[1]	5,038	239,104
MetLife, Inc.[1]	5,943	280,212
		832,818

Internet & catalog retail: 2.78%
Amazon.com, Inc.*1	835	427,428

Internet software & services: 2.23%
Facebook, Inc., Class A*1	3,800	341,620

IT services: 2.75%
ServiceSource International, Inc.*1	24,980	99,920
Visa, Inc., Class A1	4,637	323,013
		422,933

Life sciences tools & services: 1.23%
Bio-Rad Laboratories, Inc., Class A*1	1,406	188,840

Machinery: 2.53%
Caterpillar, Inc.	3,238	211,636
Colfax Corp.*1	3,460	103,488
Joy Global, Inc.[1]	4,872	72,739
		387,863

Media: 5.44%
CBS Corp. (Non-Voting), Class B1	5,473	218,373
Time Warner, Inc.	2,938	201,987
Walt Disney Co.[1]	4,055	414,421
		834,781

Oil, gas & consumable fuels: 5.36%
Chevron Corp.[1]	1,650	130,152
Cobalt International Energy, Inc.*1	14,300	101,244
EOG Resources, Inc.[1]	2,220	161,616
Gulfport Energy Corp.*1	1,875	55,650
Laredo Petroleum, Inc.*1	9,915	93,498
Oasis Petroleum, Inc.*1	9,075	78,771
PDC Energy, Inc.*1	2,293	121,552
SM Energy Co.[1]	2,525	80,901
		823,384

Pharmaceuticals: 11.80%
Allergan PLC*1	1,276	346,830
Catalent, Inc.*1	7,600	184,680
Eli Lilly & Co.[1]	4,889	409,160
Impax Laboratories, Inc.*1	5,764	202,950
Mallinckrodt PLC*	2,220	141,947
Medicines Co.*1	6,065	230,227
Teva Pharmaceutical Industries Ltd. ADR	5,230	295,286
		1,811,080

Real estate investment trust (REIT): 3.65%
American Campus Communities, Inc.[1]	1,730	62,695
Digital Realty Trust, Inc.[1]	4,051	264,611
Simon Property Group, Inc.[1]	1,270	233,325
		560,631

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Road & rail: 3.42%
Hertz Global Holdings, Inc.*1	5,182	$86,695
Norfolk Southern Corp.[1]	2,505	191,382
Union Pacific Corp.[1]	2,785	246,222
		524,299

Semiconductors & semiconductor equipment: 9.82%
Avago Technologies Ltd.[1]	1,760	220,018
Integrated Device Technology, Inc.*1	8,081	164,044
Maxim Integrated Products, Inc.[1]	4,827	161,222
Micron Technology, Inc.*1	14,875	222,827
NXP Semiconductors NV*1	1,724	150,109
ON Semiconductor Corp.*1	16,108	151,415
Qorvo, Inc.*1	2,870	129,294
Silicon Laboratories, Inc.*1	3,439	142,856
Skyworks Solutions, Inc.[1]	1,962	165,220
		1,507,005

Software: 3.93%
Check Point Software Technologies Ltd.*1	3,679	291,855
Symantec Corp.[1]	16,021	311,929
		603,784

Specialty retail: 1.52%
Best Buy Co., Inc.[1]	6,299	233,819

Technology hardware, storage & peripherals: 4.35%
Apple, Inc.[1]	2,906	320,532
SanDisk Corp.[1]	2,825	153,482
Western Digital Corp.[1]	2,440	193,834
		667,848

Tobacco: 3.65%
Philip Morris International, Inc.[1]	7,072	561,022

Trading companies & distributors: 1.67%
Fastenal Co.[1]	7,000	256,270
Total common stocks (cost $18,754,051)		19,423,387

Short-term investment: 2.12%
Investment company: 2.12%
UBS Cash Management Prime Relationship Fund[3] (cost $324,960)	324,960	324,960

	Number of Contracts
Options purchased: 2.86%
Put options: 2.86%
S&P 500 Index, strike @ USD 1,850, expires December 2015 (cost $484,097)	83	439,900
Total investments before investments sold short: 131.50% (cost $19,563,108)		20,188,247

	Shares
Investments sold short: (31.15)%
Common stocks: (31.15)%
Banks: (1.94)%
Associated Banc-Corp.	(3,210)	(57,684)
BancorpSouth, Inc.	(2,740)	(65,130)
Bank of America Corp.	(3,690)	(57,490)
People’s United Financial, Inc.	(3,980)	(62,605)
Westamerica Bancorporation	(1,250)	(55,550)
		(298,459)

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Investments sold short—(Continued)
Common stocks—(Continued)
Beverages: (1.30)%
Brown-Forman Corp., Class B	(580)	$(56,202)
Constellation Brands, Inc., Class A	(700)	(87,647)
Dr. Pepper Snapple Group, Inc.	(700)	(55,335)
		(199,184)

Biotechnology: (2.76)%
Celgene Corp.	(900)	(97,353)
Intrexon Corp.	(1,950)	(62,010)
Ligand Pharmaceuticals, Inc.	(772)	(66,122)
OPKO Health, Inc.	(6,765)	(56,894)
Repligen Corp.	(2,350)	(65,447)
United Therapeutics Corp.	(580)	(76,119)
		(423,945)

Capital markets: (2.27)%
Charles Schwab Corp.	(4,380)	(125,093)
Janus Capital Group, Inc.	(5,020)	(68,272)
Northern Trust Corp.	(700)	(47,712)
Stifel Financial Corp.	(1,340)	(56,414)
TD Ameritrade Holding Corp.	(1,600)	(50,944)
		(348,435)

Commercial services & supplies: (1.60)%
Healthcare Services Group, Inc.	(4,670)	(157,379)
Stericycle, Inc.	(630)	(87,765)
		(245,144)

Communications equipment: (0.95)%
Juniper Networks, Inc.	(3,468)	(89,162)
Polycom, Inc.	(5,445)	(57,064)
		(146,226)

Electronic equipment, instruments & components: (1.31)%
Flextronics International Ltd.	(5,510)	(58,076)
Ingram Micro, Inc., Class A	(2,496)	(67,991)
Tech Data Corp.	(1,108)	(75,898)
		(201,965)

Energy equipment & services: (0.15)%
FMC Technologies, Inc.	(750)	(23,250)

Food products: (0.43)%
McCormick & Co. Inc. (Non-voting)	(800)	(65,744)

Health care equipment & supplies: (2.06)%
Abaxis, Inc.	(1,410)	(62,026)
DENTSPLY International, Inc.	(1,120)	(56,639)
IDEXX Laboratories, Inc.	(876)	(65,043)
STERIS Corp.	(760)	(49,377)
Zeltiq Aesthetics, Inc.	(2,580)	(82,637)
		(315,722)

Health care providers & services: (0.83)%
MEDNAX, Inc.	(970)	(74,486)
Patterson Cos., Inc.	(1,220)	(52,765)
		(127,251)

Hotels, restaurants & leisure: (2.19)%
Buffalo Wild Wings, Inc.	(443)	(85,689)
Choice Hotels International, Inc.	(2,715)	(129,370)
Hyatt Hotels Corp., Class A	(1,500)	(70,650)
Wendy’s Co.	(5,820)	(50,343)
		(336,052)

Household products: (0.38)%
Clorox Co.	(500)	(57,765)

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Investments sold short—(Concluded)
Common stocks—(Concluded)
Insurance: (0.90)%
American International Group, Inc.	(2,440)	$(138,641)

Internet software & services: (1.00)%
Akamai Technologies, Inc.	(860)	(59,392)
Gogo, Inc.	(3,212)	(49,079)
Rackspace Hosting, Inc.	(1,802)	(44,473)
		(152,944)

IT services: (1.23)%
Cognizant Technology Solutions Corp., Class A	(1,330)	(83,272)
Fidelity National Information Services, Inc.	(789)	(52,926)
Xerox Corp.	(5,426)	(52,795)
		(188,993)

Life sciences tools & services: (1.35)%
Mettler-Toledo International, Inc.	(330)	(93,964)
PerkinElmer, Inc.	(1,320)	(60,667)
Thermo Fisher Scientific, Inc.	(435)	(53,192)
		(207,823)

Media: (0.32)%
Gannett Co., Inc.	(3,340)	(49,198)

Oil, gas & consumable fuels: (0.15)%
Hess Corp.	(470)	(23,528)

Personal products: (0.40)%
Coty, Inc., Class A	(2,289)	(61,940)

Pharmaceuticals: (1.34)%
AbbVie, Inc.	(1,600)	(87,056)
Endo International PLC	(1,210)	(83,829)
Sagent Pharmaceuticals, Inc.	(2,290)	(35,106)
		(205,991)

Real estate investment trust (REIT): (0.22)%
Equity Residential	(450)	(33,804)

Semiconductors & semiconductor equipment: (1.55)%
Cavium, Inc.	(1,125)	(69,041)
Linear Technology Corp.	(1,200)	(48,420)
NVIDIA Corp.	(2,628)	(64,780)
Teradyne, Inc.	(3,080)	(55,471)
		(237,712)

Software: (2.20)%
Cadence Design Systems, Inc.	(4,132)	(85,450)
Electronic Arts, Inc.	(1,800)	(121,950)
Red Hat, Inc.	(940)	(67,567)
Synopsys, Inc.	(1,360)	(62,805)
		(337,772)

Specialty retail: (0.74)%
American Eagle Outfitters, Inc.	(3,990)	(62,364)
Staples, Inc.	(4,360)	(51,143)
		(113,507)

Technology hardware, storage & peripherals: (0.35)%
Diebold, Inc.	(1,816)	(54,062)

Textiles, apparel & luxury goods: (0.74)%
Under Armour, Inc., Class A	(1,170)	(113,233)

Thrifts & mortgage finance: (0.49)%
Astoria Financial Corp.	(4,640)	(74,704)
Total investments sold short (proceeds $3,983,947)		$(4,782,994)
Total investments, net of investments sold short: 100.35%		15,405,253
Liabilities, in excess of cash and other assets: (0.35)%		(52,997)
Net assets: 100.00%		$15,352,256

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,698,155
Gross unrealized depreciation	(2,073,016)
Net unrealized appreciation of investments	$625,139

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

	Expiration date	Premiums received	Value
Put options
S&P 500 Index, 83 contracts, strike @ USD 1,650	December 2015	$198,993	$(149,400)

Written options activity for the period ended September 30, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	79	$43,253
Options written	163	270,753
Options terminated in closing purchase transactions	(159)	(115,013)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2015	83	$198,993

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$19,246,977	$176,410	$—	$19,423,387
Short-term investment	—	324,960	—	324,960
Options purchased	439,900	—	—	439,900
Total	$19,686,877	$501,370	$—	$20,188,247

Liabilities
Common stocks sold short	$(4,782,994)	$—	$—	$(4,782,994)
Options written	(149,400)	—	—	(149,400)
Total	$(4,932,394)	$—	$—	$(4,932,394)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            All or a portion of these securities have been delivered to cover open short positions.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of this security amounted to $176,410 or 1.15% of net assets.

3            The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$971,540	$1,461,332	$2,107,912	$324,960	$87

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Automobiles	4.51%
Banks	8.38
Beverages	3.01
Biotechnology	10.26
Capital markets	2.29
Chemicals	2.94
Consumer finance	4.18
Diversified telecommunication services	1.38
Energy equipment & services	1.69
Food & staples retailing	1.97
Food products	5.48
Health care providers & services	1.26
Insurance	6.10
Internet & catalog retail	5.10
IT services	2.07
Life sciences tools & services	2.34
Machinery	2.60
Media	4.30
Oil, gas & consumable fuels	5.12
Pharmaceuticals	2.22
Real estate investment trust (REIT)	4.26
Road & rail	1.33
Semiconductors & semiconductor equipment	3.92
Software	4.48
Specialty retail	1.10
Technology hardware, storage & peripherals	2.58
Tobacco	4.94
Total common stocks	99.81%
Short-term investment	0.66
Investment of cash collateral from securities loaned	3.93
Total investments	104.40%
Liabilities, in excess of cash and other assets	(4.40)
Net assets	100.00%

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 99.81%
Automobiles: 4.51%
Ford Motor Co.	90,764	$1,231,667
General Motors Co.	18,593	558,162
		1,789,829

Banks: 8.38%
Citigroup, Inc.	31,076	1,541,680
US Bancorp	43,541	1,785,617
		3,327,297

Beverages: 3.01%
PepsiCo, Inc.	12,687	1,196,384

Biotechnology: 10.26%
Acorda Therapeutics, Inc.*	30,899	819,133
Alnylam Pharmaceuticals, Inc.*	12,593	1,011,973
Bluebird Bio, Inc.*	3,251	278,123
Chimerix, Inc.*	30,067	1,148,559
Lexicon Pharmaceuticals, Inc.*1	64,074	688,155
MacroGenics, Inc.*	5,997	128,456
		4,074,399

Capital markets: 2.29%
Invesco Ltd.	12,500	390,375
Morgan Stanley	16,474	518,931
		909,306

Chemicals: 2.94%
Praxair, Inc.	11,471	1,168,436

Consumer finance: 4.18%
American Express Co.	22,414	1,661,550

Diversified telecommunication services: 1.38%
Pacific DataVision, Inc.*1	618	18,478
Pacific DataVision, Inc.*2	17,700	529,230
		547,708

Energy equipment & services: 1.69%
McDermott International, Inc.*1	155,759	669,764

Food & staples retailing: 1.97%
Rite Aid Corp.*	128,546	780,274

Food products: 5.48%
Mondelez International, Inc., Class A	51,947	2,175,021

Health care providers & services: 1.26%
Laboratory Corp. of America Holdings*	4,601	499,071

Insurance: 6.10%
Lincoln National Corp.	23,375	1,109,378
MetLife, Inc.	27,803	1,310,911
		2,420,289

Internet & catalog retail: 5.10%
Amazon.com, Inc.*	3,960	2,027,084

IT services: 2.07%
Visa, Inc., Class A	11,814	822,963

Life sciences tools & services: 2.34%
Bio-Rad Laboratories, Inc., Class A*	6,914	928,619

Machinery: 2.60%
Colfax Corp.*	27,966	836,463
Joy Global, Inc.	13,194	196,987
		1,033,450

Media: 4.30%
CBS Corp. (Non-Voting), Class B	10,675	425,933

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Media—(Concluded)
Walt Disney Co.	12,557	$1,283,325
		1,709,258

Oil, gas & consumable fuels: 5.12%
Cobalt International Energy, Inc.*	84,783	600,264
Laredo Petroleum, Inc.*1	88,515	834,696
Oasis Petroleum, Inc.*1	69,086	599,667
		2,034,627

Pharmaceuticals: 2.22%
Allergan PLC*	2,870	780,095
Mallinckrodt PLC*	1,600	102,304
		882,399

Real estate investment trust (REIT): 4.26%
Digital Realty Trust, Inc.	25,900	1,691,788

Road & rail: 1.33%
Norfolk Southern Corp.	6,915	528,306

Semiconductors & semiconductor equipment: 3.92%
Avago Technologies Ltd.	7,625	953,201
Micron Technology, Inc.*	40,258	603,065
		1,556,266

Software: 4.48%
Check Point Software Technologies Ltd.*	16,000	1,269,280
Symantec Corp.	26,256	511,204
		1,780,484

Specialty retail: 1.10%
Best Buy Co., Inc.	11,742	435,863

Technology hardware, storage & peripherals: 2.58%
Apple, Inc.	5,964	657,829
NetApp, Inc.	2	59
Western Digital Corp.	4,617	366,775
		1,024,663

Tobacco: 4.94%
Philip Morris International, Inc.	24,702	1,959,610
Total common stocks (cost $39,038,059)		39,634,708

Short-term investment: 0.66%
Investment company: 0.66%
UBS Cash Management Prime Relationship Fund[3] (cost $260,121)	260,121	260,121

Investment of cash collateral from securities loaned: 3.93%
UBS Private Money Market Fund LLC[3] (cost $1,560,069)	1,560,069	1,560,069
Total investments: 104.40% (cost $40,858,249)		41,454,898
Liabilities, in excess of cash and other assets: (4.40)%		(1,746,330)
Net assets: 100.00%		$39,708,568

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,887,771
Gross unrealized depreciation	(3,291,122)
Net unrealized appreciation of investments	$596,649

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$39,105,478	$529,230	$—	$39,634,708
Short-term investment	—	260,121	—	260,121
Investment of cash collateral from securities loaned	—	1,560,069	—	1,560,069
Total	$39,105,478	$2,349,420	$—	$41,454,898

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, was on loan at September 30, 2015.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of this security amounted to $529,230 or 1.33% of net assets.

3            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$398,780	$2,999,303	$3,137,962	$260,121	$388
UBS Private Money Market Fund LLC[a]	1,331,642	6,688,169	6,459,742	1,560,069	51
	$1,730,422	$9,687,472	$9,597,704	$1,820,190	$439

a            The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Automobiles	2.24%
Banks	7.06
Beverages	2.90
Biotechnology	4.81
Capital markets	2.31
Chemicals	2.97
Communications equipment	0.57
Consumer finance	2.17
Electronic equipment, instruments & components	2.50
Energy equipment & services	1.70
Food & staples retailing	1.77
Food products	3.15
Health care providers & services	3.18
Hotels, restaurants & leisure	2.49
Household durables	2.16
Insurance	4.40
Internet & catalog retail	1.92
Internet software & services	2.16
IT services	2.51
Life sciences tools & services	0.86
Machinery	1.72
Media	4.84
Oil, gas & consumable fuels	4.83
Pharmaceuticals	7.90
Real estate investment trust (REIT)	3.36
Road & rail	3.33
Semiconductors & semiconductor equipment	6.82
Software	2.95
Specialty retail	1.04
Technology hardware, storage & peripherals	3.15
Tobacco	3.38
Trading companies & distributors	1.16
Total common stocks	98.31%
Short-term investment	1.51
Investment of cash collateral from securities loaned	4.02
Total investments	103.84%
Liabilities, in excess of cash and other assets	(3.84)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 98.31%
Automobiles: 2.24%
Ford Motor Co.	23,810	$323,102
General Motors Co.	15,655	469,963
		793,065

Banks: 7.06%
Citigroup, Inc.	17,070	846,843
JPMorgan Chase & Co.	15,604	951,376
US Bancorp	17,255	707,627
		2,505,846

Beverages: 2.90%
PepsiCo, Inc.	10,916	1,029,379

Biotechnology: 4.81%
Acorda Therapeutics, Inc.*	3,343	88,623
Alnylam Pharmaceuticals, Inc.*	6,245	501,848
Atara Biotherapeutics, Inc.*	4,969	156,226
Chimerix, Inc.*	13,625	520,475
Lexicon Pharmaceuticals, Inc.*1	35,596	382,301
MacroGenics, Inc.*	1,300	27,846
Regulus Therapeutics, Inc.*1	4,400	28,776
		1,706,095

Capital markets: 2.31%
Invesco Ltd.	10,900	340,407
Morgan Stanley	15,196	478,674
		819,081

Chemicals: 2.97%
Monsanto Co.	4,923	420,129
Praxair, Inc.	6,215	633,060
		1,053,189

Communications equipment: 0.57%
Arista Networks, Inc.*1	3,294	201,560

Consumer finance: 2.17%
American Express Co.	10,410	771,693

Electronic equipment, instruments & components: 2.50%
CDW Corp.	7,606	310,781
Dolby Laboratories, Inc., Class A	7,890	257,214
Jabil Circuit, Inc.	14,230	318,325
		886,320

Energy equipment & services: 1.70%
Halliburton Co.	7,006	247,662
McDermott International, Inc.*1	44,614	191,840
Noble Corp. PLC[1]	14,850	162,014
		601,516

Food & staples retailing: 1.77%
Rite Aid Corp.*	42,990	260,949
Walgreens Boots Alliance, Inc.	4,418	367,136
		628,085

Food products: 3.15%
Mondelez International, Inc., Class A	26,674	1,116,840

Health care providers & services: 3.18%
Envision Healthcare Holdings, Inc.*	13,029	479,337
UnitedHealth Group, Inc.	5,597	649,308
		1,128,645

Hotels, restaurants & leisure: 2.49%
Yum! Brands, Inc.	11,044	882,968

Household durables: 2.16%
Jarden Corp.*	9,491	463,920
Lennar Corp., Class A	6,300	303,219
		767,139

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Continued)
Insurance: 4.40%
Aon PLC	7,182	$636,397
Lincoln National Corp.	8,418	399,518
MetLife, Inc.	11,132	524,874
		1,560,789

Internet & catalog retail: 1.92%
Amazon.com, Inc.*	1,328	679,790

Internet software & services: 2.16%
Facebook, Inc., Class A*	8,520	765,948

IT services: 2.51%
ServiceSource International, Inc.*	46,694	186,776
Visa, Inc., Class A	10,128	705,516
		892,292

Life sciences tools & services: 0.86%
Bio-Rad Laboratories, Inc., Class A*	2,261	303,675

Machinery: 1.72%
Caterpillar, Inc.	4,138	270,459
Colfax Corp.*	7,435	222,381
Joy Global, Inc.	7,802	116,484
		609,324

Media: 4.84%
CBS Corp. (Non-Voting), Class B	9,226	368,117
Time Warner, Inc.	5,815	399,781
Walt Disney Co.	9,279	948,314
		1,716,212

Oil, gas & consumable fuels: 4.83%
Chevron Corp.	4,672	368,527
Cobalt International Energy, Inc.*	29,552	209,228
EOG Resources, Inc.	4,465	325,052
Gulfport Energy Corp.*	4,442	131,839
Laredo Petroleum, Inc.*1	20,025	188,836
Oasis Petroleum, Inc.*1	17,703	153,662
PDC Energy, Inc.*	4,514	239,287
SM Energy Co.	3,000	96,120
		1,712,551

Pharmaceuticals: 7.90%
Allergan PLC*	1,860	505,567
Catalent, Inc.*	17,663	429,211
Eli Lilly & Co.	6,871	575,034
Impax Laboratories, Inc.*	9,961	350,727
Mallinckrodt PLC*	3,943	252,116
Medicines Co.*	6,040	229,278
Teva Pharmaceutical Industries Ltd. ADR	8,166	461,052
		2,802,985

Real estate investment trust (REIT): 3.36%
Digital Realty Trust, Inc.	8,400	548,688
Simon Property Group, Inc.	3,500	643,020
		1,191,708

Road & rail: 3.33%
Hertz Global Holdings, Inc.*	8,294	138,759
Norfolk Southern Corp.	5,905	451,142
Union Pacific Corp.	6,693	591,728
		1,181,629

Semiconductors & semiconductor equipment: 6.82%
Avago Technologies Ltd.	3,080	385,031
Integrated Device Technology, Inc.*	11,966	242,910

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Semiconductors & semiconductor equipment—(Concluded)
Maxim Integrated Products, Inc.	7,039	$235,103
Micron Technology, Inc.*	28,074	420,549
NXP Semiconductors NV*	2,309	201,045
ON Semiconductor Corp.*	24,101	226,549
Qorvo, Inc.*	4,624	208,311
Silicon Laboratories, Inc.*	5,725	237,816
Skyworks Solutions, Inc.	3,106	261,556
		2,418,870

Software: 2.95%
Check Point Software Technologies Ltd.*	7,600	602,908
Symantec Corp.	22,820	444,305
		1,047,213

Specialty retail: 1.04%
Best Buy Co., Inc.	9,983	370,569

Technology hardware, storage & peripherals: 3.15%
Apple, Inc.	5,193	572,788
SanDisk Corp.	4,214	228,947
Western Digital Corp.	3,999	317,680
		1,119,415

Tobacco: 3.38%
Philip Morris International, Inc.	15,131	1,200,342

Trading companies & distributors: 1.16%
Fastenal Co.[1]	11,289	413,290
Total common stocks (cost $36,038,950)		34,878,023

Short-term investment: 1.51%
Investment company: 1.51%
UBS Cash Management Prime Relationship Fund[2] (cost $534,820)	534,820	534,820

Investment of cash collateral from securities loaned: 4.02%
UBS Private Money Market Fund LLC[2] (cost $1,427,442)	1,427,442	1,427,442
Total investments: 103.84% (cost $38,001,212)		36,840,285
Liabilities, in excess of cash and other assets: (3.84)%		(1,361,360)
Net assets: 100.00%		$35,478,925

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,879,781
Gross unrealized depreciation	(4,040,708)
Net unrealized depreciation of investments	$(1,160,927)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$34,878,023	$—	$—	$34,878,023
Short-term investment	—	534,820	—	534,820
Investment of cash collateral from securities loaned	—	1,427,442	—	1,427,442
Total	$34,878,023	$1,962,262	$—	$36,840,285

At September 30, 2015, there were no transfers between Level 1 and Level 2.

*            Non-income producing security.

1            Security, or portion thereof, was on loan at September 30, 2015.

2            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$533,330	$1,888,876	$1,887,386	$534,820	$91
UBS Private Money Market Fund LLC[a]	1,240,202	5,625,353	5,438,113	1,427,442	46
	$1,773,532	$7,514,229	$7,325,499	$1,962,262	$137

a            The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Common stocks
Aerospace & defense	0.44%
Airlines	0.81
Auto components	0.79
Banks	2.82
Biotechnology	11.92
Building products	0.69
Communications equipment	1.27
Construction & engineering	1.18
Diversified telecommunication services	2.14
Electrical equipment	1.24
Electronic equipment, instruments & components	2.85
Food products	0.65
Health care equipment & supplies	6.23
Health care providers & services	3.87
Health care technology	0.36
Hotels, restaurants & leisure	8.11
Household durables	1.49
Internet & catalog retail	1.00
Internet software & services	5.29
Life sciences tools & services	1.39
Machinery	1.69
Media	1.55
Metals & mining	0.98
Multiline retail	0.45
Oil, gas & consumable fuels	2.76
Paper & forest products	1.10
Pharmaceuticals	1.50
Real estate investment trust (REIT)	1.96
Road & rail	0.68
Semiconductors & semiconductor equipment	2.63
Software	18.50
Specialty retail	3.88
Textiles, apparel & luxury goods	1.33
Thrifts & mortgage finance	1.82
Total common stocks	95.37%
Investment company
iShares Russell 2000 Growth ETF	1.88
Short-term investment	3.00
Investment of cash collateral from securities loaned	8.89
Total investments	109.14%
Liabilities, in excess of cash and other assets	(9.14)
Net assets	100.00%

1            Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures may be different if a breakdown of the underlying investment companies were included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 95.37%
Aerospace & defense: 0.44%
KEYW Holding Corp.*1	160,632	$987,887

Airlines: 0.81%
Spirit Airlines, Inc.*	37,931	1,794,136

Auto components: 0.79%
Tenneco, Inc.*	39,349	1,761,655

Banks: 2.82%
Columbia Banking System, Inc.	58,963	1,840,235
National Bank Holdings Corp., Class A	78,934	1,620,515
Webster Financial Corp.	78,926	2,812,134
		6,272,884

Biotechnology: 11.92%
Acceleron Pharma, Inc.*	41,022	1,021,448
Adaptimmune Therapeutics PLC ADR*1	77,400	926,478
Anacor Pharmaceuticals, Inc.*	11,717	1,379,208
Blueprint Medicines Corp.*	45,746	976,220
Celldex Therapeutics, Inc.*	46,351	488,540
Cepheid, Inc.*	61,032	2,758,646
Dyax Corp.*	67,429	1,287,220
Exact Sciences Corp.*1	84,419	1,518,698
Juno Therapeutics, Inc.*1	37,150	1,511,633
Kite Pharma, Inc.*1	27,598	1,536,657
Ligand Pharmaceuticals, Inc.*	28,991	2,483,079
MacroGenics, Inc.*	45,245	969,148
Medivation, Inc.*	32,048	1,362,040
NantKwest, Inc.*1	40,607	465,356
Portola Pharmaceuticals, Inc.*	57,244	2,439,739
REGENXBIO, Inc.*1	40,600	894,418
Sage Therapeutics, Inc.*	17,631	746,144
Sangamo BioSciences, Inc.*	99,338	560,266
Seres Therapeutics, Inc.*1	31,894	945,338
Ultragenyx Pharmaceutical, Inc.*	15,354	1,478,744
vTv Therapeutics, Inc., Class A*	120,769	787,414
		26,536,434

Building products: 0.69%
NCI Building Systems, Inc.*	145,027	1,532,935

Communications equipment: 1.27%
Ciena Corp.*	136,813	2,834,765

Construction & engineering: 1.18%
EMCOR Group, Inc.	59,157	2,617,697

Diversified telecommunication services: 2.14%
8x8, Inc.*	379,615	3,139,416
inContact, Inc.*	215,410	1,617,729
		4,757,145

Electrical equipment: 1.24%
EnerSys	51,366	2,752,190

Electronic equipment, instruments & components: 2.85%
OSI Systems, Inc.*	41,769	3,214,542
Universal Display Corp.*	92,536	3,136,971
		6,351,513

Food products: 0.65%
Blue Buffalo Pet Products, Inc.*	81,006	1,450,817

Health care equipment & supplies: 6.23%
DexCom, Inc.*	61,159	5,251,112
Endologix, Inc.*	196,760	2,412,278
K2M Group Holdings, Inc.*	155,459	2,891,537
LDR Holding Corp.*	85,794	2,962,467
Penumbra, Inc.*1	9,000	360,900
		13,878,294

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Continued)
Health care providers & services: 3.87%
Acadia Healthcare Co., Inc.*	57,640	$3,819,803
MEDNAX, Inc.*	24,941	1,915,219
Team Health Holdings, Inc.*	53,291	2,879,313
		8,614,335

Health care technology: 0.36%
Evolent Health, Inc., Class A*	49,996	797,936

Hotels, restaurants & leisure: 8.11%
BJ’s Restaurants, Inc.*	63,736	2,742,560
Bloomin’ Brands, Inc.	139,672	2,539,237
Bojangles’, Inc.*1	32,558	550,230
ClubCorp Holdings, Inc.	140,567	3,016,568
Del Frisco’s Restaurant Group, Inc.*	127,876	1,776,198
Fogo De Chao, Inc.*1	33,929	529,292
La Quinta Holdings, Inc.*	136,445	2,153,102
Popeyes Louisiana Kitchen, Inc.*	70,455	3,970,844
Wingstop, Inc.*1	32,192	771,964
		18,049,995

Household durables: 1.49%
Ryland Group, Inc.	81,509	3,328,012

Internet & catalog retail: 1.00%
HomeAway, Inc.*	83,889	2,226,414

Internet software & services: 5.29%
Apigee Corp.*1	237,006	2,500,413
Box, Inc., Class A*1	48,769	613,514
Constant Contact, Inc.*	92,528	2,242,879
Hortonworks, Inc.*1	71,707	1,569,666
Shopify, Inc., Class A*1	56,887	2,002,423
Wix.com Ltd.*	163,755	2,852,612
		11,781,507

Life sciences tools & services: 1.39%
Charles River Laboratories International, Inc.*	48,851	3,103,016

Machinery: 1.69%
Wabash National Corp.*	195,676	2,072,209
Woodward, Inc.	41,655	1,695,358
		3,767,567

Media: 1.55%
IMAX Corp.*	102,396	3,459,961

Metals & mining: 0.98%
Constellium NV, Class A*	96,163	582,748
Globe Specialty Metals, Inc.	132,585	1,608,256
		2,191,004

Multiline retail: 0.45%
Ollie’s Bargain Outlet Holdings, Inc.*	62,699	1,013,843

Oil, gas & consumable fuels: 2.76%
Callon Petroleum Co.*	312,625	2,279,036
Diamondback Energy, Inc.*	33,380	2,156,348
SemGroup Corp., Class A	39,646	1,714,293
		6,149,677

Paper & forest products: 1.10%
Boise Cascade Co.*	97,307	2,454,083

Pharmaceuticals: 1.50%
Intersect ENT, Inc.*	98,563	2,306,374
Pacira Pharmaceuticals, Inc.*	25,156	1,033,912
		3,340,286

Real estate investment trust (REIT): 1.96%
Cousins Properties, Inc.	221,026	2,037,860

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Real estate investment trust (REIT)—(Concluded)
Sovran Self Storage, Inc.	24,677	$2,327,041
		4,364,901

Road & rail: 0.68%
Saia, Inc.*	48,696	1,507,141

Semiconductors & semiconductor equipment: 2.63%
Cavium, Inc.*	37,650	2,310,580
Integrated Device Technology, Inc.*	175,246	3,557,494
		5,868,074

Software: 18.50%
CyberArk Software Ltd.*1	66,213	3,319,920
Fleetmatics Group PLC*1	78,584	3,857,689
Gigamon, Inc.*	131,929	2,639,899
Imperva, Inc.*	110,718	7,249,815
Infoblox, Inc.*	129,202	2,064,648
Proofpoint, Inc.*	105,223	6,347,051
Qlik Technologies, Inc.*	99,992	3,644,708
Synchronoss Technologies, Inc.*	78,458	2,573,422
Ultimate Software Group, Inc.*	29,077	5,205,074
Workiva, Inc.*1	188,006	2,855,811
Yodlee, Inc.*	88,809	1,432,489
		41,190,526

Specialty retail: 3.88%
Asbury Automotive Group, Inc.*	43,436	3,524,831
Five Below, Inc.*	49,863	1,674,400
Restoration Hardware Holdings, Inc.*	36,867	3,440,060
		8,639,291

Textiles, apparel & luxury goods: 1.33%
G-III Apparel Group Ltd.*	47,901	2,953,576

Thrifts & mortgage finance: 1.82%
Essent Group Ltd.*	84,574	2,101,664
EverBank Financial Corp.	100,848	1,946,366
		4,048,030
Total common stocks (cost $200,769,570)		212,377,527

Investment company: 1.88%
iShares Russell 2000 Growth ETF[1] (cost $4,755,718)	31,200	4,179,864

Short-term investment: 3.00%
Investment company: 3.00%
UBS Cash Management Prime Relationship Fund[2] (cost $6,678,367)	6,678,367	6,678,367

Investment of cash collateral from securities loaned: 8.89%
UBS Private Money Market Fund LLC[2] (cost $19,806,119)	19,806,119	19,806,119
Total investments: 109.14% (cost $232,009,774)		243,041,877
Liabilities, in excess of cash and other assets: (9.14)%		(20,349,861)
Net assets: 100.00%		$222,692,016

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,035,382
Gross unrealized depreciation	(24,003,279)
Net unrealized appreciation of investments	$11,032,103

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$212,377,527	$—	$—	$212,377,527
Investment company	4,179,864	—	—	4,179,864
Short-term investment	—	6,678,367	—	6,678,367
Investment of cash collateral from securities loaned	—	19,806,119	—	19,806,119
Total	$216,557,391	$26,484,486	$—	$243,041,877

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, was on loan at September 30, 2015.

2            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$10,433,392	$34,446,464	$38,201,489	$6,678,367	$1,930
UBS Private Money Market Fund LLC[a]	17,148,414	59,571,784	56,914,079	19,806,119	474
	$27,581,806	$94,018,248	$95,115,568	$26,484,486	$2,404

a            The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Asset Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Investment companies
iShares Emerging Markets Local Currency Bond ETF	0.78%
iShares iBoxx $ High Yield Corporate Bond ETF	8.98
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.46
iShares JP Morgan USD Emerging Markets Bond ETF	0.79
iShares MSCI Switzerland Capped ETF	2.69
iShares TIPS Bond ETF	7.47
SPDR Barclays Convertible Securities ETF	2.49
Total investment companies	31.66%
Short-term investment	62.91
Investment of cash collateral from securities loaned	5.59
Total investments	100.16%
Liabilities, in excess of cash and other assets	(0.16)
Net assets	100.00%

1            Figures represent the direct investments of UBS Asset Growth Fund. Figures may be different if a breakdown of the underlying investment companies was included.

UBS Asset Growth Fund
Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Investment companies: 31.66%
iShares Emerging Markets Local Currency Bond ETF	4,262	$169,414
iShares iBoxx $ High Yield Corporate Bond ETF[1]	23,486	1,956,149
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,876	1,843,045
iShares JP Morgan USD Emerging Markets Bond ETF[1]	1,629	173,326
iShares MSCI Switzerland Capped ETF	19,186	586,900
iShares TIPS Bond ETF	14,708	1,628,028
SPDR Barclays Convertible Securities ETF[1]	12,140	542,901
Total investment companies (cost $7,193,860)		6,899,763

Short-term investment: 62.91%
Investment company: 62.91%
UBS Cash Management Prime Relationship Fund[2] (cost $13,707,952)	13,707,952	13,707,952

Investment of cash collateral from securities loaned: 5.59%
UBS Private Money Market Fund LLC[2] (cost $1,218,982)	1,218,982	1,218,982
Total investments: 100.16% (cost $22,120,794)		21,826,697
Liabilities, in excess of cash and other assets: (0.16)%		(35,901)
Net assets: 100.00%		$21,790,796

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(294,097)
Net unrealized depreciation of investments	$(294,097)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Asset Growth Fund
Portfolio of investments – September 30, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
E-mini S&P 500 Index, 35 contracts (USD)	December 2015	$3,409,176	$3,340,225	$(68,951)
EURO STOXX 50 Index, 84 contracts (EUR)	December 2015	2,966,593	2,901,262	(65,331)
FTSE 100 Index, 24 contracts (GBP)	December 2015	2,212,706	2,185,077	(27,629)
Mini MSCI Emerging Markets Index, 66 contracts (USD)	December 2015	2,639,338	2,610,630	(28,708)
SPI 200 Index, 12 contracts (AUD)	December 2015	1,071,982	1,054,324	(17,658)
TOPIX Index, 14 contracts (JPY)	December 2015	1,681,312	1,647,231	(34,081)
Currency futures buy contracts:
Australian Dollar, 7 contracts (USD)	December 2015	493,372	489,160	(4,212)
Euro, 6 contracts (USD)	December 2015	847,736	838,425	(9,311)
Great Britain Pound, 12 contracts (USD)	December 2015	1,159,596	1,133,475	(26,121)
Japanese Yen, 1 contracts (USD)	December 2015	103,814	104,287	473
Currency futures sell contracts:
Swiss Franc, 3 contracts (USD)	December 2015	(386,882)	(385,575)	1,307
Net unrealized depreciation on futures contracts				$(280,222)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Investment companies	$6,899,763	$—	$—	$6,899,763
Short-term investment	—	13,707,952		13,707,952
Investment of cash collateral from securities loaned	—	1,218,982	—	1,218,982
Futures contracts	1,780	—	—	1,780
Total	$6,901,543	$14,926,934	$—	$21,828,477

Liabilities
Futures contracts	(282,002)	—	—	(282,002)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

UBS Asset Growth Fund
Portfolio of investments – September 30, 2015 (unaudited)

Portfolio footnotes

1            Security, or portion thereof, was on loan at September 30, 2015.

2            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$8,911,211	$16,957,838	$12,161,097	$13,707,952	$3,071
UBS Private Money Market Fund LLC[a]	4,817,108	6,042,190	9,640,316	1,218,982	39
	$13,728,319	$23,000,028	$21,801,413	$14,926,934	$3,110

a            The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Bonds
Corporate bonds
Aerospace & defense	0.12%
Airlines	0.26
Auto components	0.05
Automobiles	0.15
Banks	12.54
Beverages	1.48
Biotechnology	0.44
Capital markets	2.40
Chemicals	0.92
Commercial services & supplies	0.60
Communications equipment	0.30
Construction & engineering	0.59
Consumer finance	1.81
Diversified financial services	2.66
Diversified telecommunication services	2.74
Electric utilities	3.07
Energy equipment & services	0.54
Food & staples retailing	0.48
Food products	0.96
Gas utilities	1.14
Health care equipment & supplies	0.54
Health care providers & services	0.56
Hotels, restaurants & leisure	0.14
Household durables	0.11
Independent power and renewable electricity producers	0.30
Industrial conglomerates	0.40
Insurance	7.29
Internet & catalog retail	0.19
Internet software & services	0.16
IT services	0.20
Life sciences tools & services	0.12
Machinery	0.21
Marine	0.28
Media	2.49
Metals & mining	0.96
Multi-utilities	0.83
Oil, gas & consumable fuels	7.33
Pharmaceuticals	1.44
Real estate investment trust (REIT)	0.33
Real estate management & development	0.27
Road & rail	0.62
Semiconductors & semiconductor equipment	0.18
Software	0.31
Specialty retail	0.33
Thrifts & mortgage finance	0.18
Tobacco	1.55
Transportation infrastructure	0.97
Water utilities	0.62
Wireless telecommunication services	0.93
Total corporate bonds	63.09%
Collateralized debt obligation	0.00 [1]
Mortgage & agency debt security	0.01
Non-US government obligations	5.51
Supranational bonds	0.24
Total bonds	68.85%
Short-term investments	20.01
Options purchased	1.61
Investment of cash collateral from securities loaned	0.50
Total investments	90.97%
Cash and other assets, less liabilities	9.03
Net assets	100.00%

1            Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds: 68.85%
Corporate bonds: 63.09%
Australia: 3.57%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	1,025,000	$729,467
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]	$910,000		865,528
Aurizon Network Pty Ltd.,
2.000%, due 09/18/24	EUR	500,000	536,675
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[2]	$250,000		249,924
Australia Pacific Airports Melbourne Pty Ltd.,
1.750%, due 10/15/24	EUR	450,000	499,501
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$280,000		283,366
Commonwealth Bank of Australia,
1.125%, due 03/13/17	370,000		370,327
2.250%, due 03/16/17[1]	380,000		386,679
2.250%, due 03/16/17[2]	250,000		254,394
National Australia Bank Ltd.,
2.000%, due 11/12/24[3]	EUR	550,000	596,443
2.750%, due 03/09/17	$650,000		665,361
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	775,000	824,287
5.450%, due 10/14/21[2]	$345,000		335,956
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]	405,000		407,730
6.750%, due 12/02/44[3]	795,000		826,800
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	380,000	428,225
Scentre Group Trust 1,
1.500%, due 07/16/20	250,000		282,189
SGSP Australia Assets Pty Ltd.,
2.000%, due 06/30/22	350,000		391,553
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]	$440,000		441,999
Telstra Corp. Ltd.,
4.800%, due 10/12/2[2]	350,000		390,216
Transurban Finance Co. Pty Ltd.,
1.875%, due 09/16/24	EUR	400,000	434,127
Total Australia corporate bonds			10,200,747

Belgium: 0.35%
AG Insurance SA,
3.500%, due 06/30/47[3]	900,000		869,743
Elia System Operator SA,
3.250%, due 04/04/28[2]	100,000		127,323
Total Belgium corporate bonds			997,066

Bermuda: 0.20%
Bacardi Ltd.,
2.750%, due 07/03/23[2]	470,000		557,255

Brazil: 0.48%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	610,000		495,874
3.875%, due 01/27/16	$440,000		434,192
Vale SA,
5.625%, due 09/11/42	630,000		436,659
Total Brazil corporate bonds			1,366,725

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Canada: 2.01%
Bank of Montreal,
6.020%, due 05/02/18	CAD	470,000	$391,595
Bank of Nova Scotia,
4.100%, due 06/08/17	695,000		544,168
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16	$445,000		447,218
3.400%, due 01/14/16	CAD	515,000	388,486
Canadian Natural Resources Ltd.,
3.900%, due 02/01/25	$150,000		137,984
Hydro One, Inc.,
5.360%, due 05/20/36	CAD	335,000	300,031
Nexen Energy ULC,
6.400%, due 05/15/37	$500,000		588,750
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	475,000	371,532
Suncor Energy, Inc.,
6.500%, due 06/15/38	$505,000		605,332
Talisman Energy, Inc.,
3.750%, due 02/01/21	480,000		452,705
TELUS Corp.,
3.750%, due 01/17/25	CAD	165,000	127,158
Thomson Reuters Corp.,
1.300%, due 02/23/17	$480,000		478,990
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	660,000	495,433
Yamana Gold, Inc.,
4.950%, due 07/15/24	$470,000		420,117
Total Canada corporate bonds			5,749,499

Cayman Islands: 0.90%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]	300,000		353,121
7.625%, due 04/09/19[2]	125,000		147,134
Noble Holding International Ltd.,
5.950%, due 04/01/25	245,000		191,815
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	650,000	763,158
Tencent Holdings Ltd.,
3.375%, due 05/02/19[1]	$450,000		458,972
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	190,000	300,788
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	230,000		366,321
Total Cayman Islands corporate bonds			2,581,309

China: 0.45%
AIA Group Ltd.,
1.750%, due 03/13/18[2]	$1,070,000		1,062,302
Bao-trans Enterprises Ltd.,
1.625%, due 02/23/18	EUR	200,000	222,368
Total China corporate bonds			1,284,670

Czech Republic: 0.23%
NET4GAS sro,
2.500%, due 07/28/21	560,000		649,259

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Denmark: 0.28%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	EUR	650,000	$793,128

Finland: 0.63%
Elenia Finance Oyj,
2.875%, due 12/17/20	550,000		655,940
Sampo Oyj,
1.500%, due 09/16/21	250,000		279,745
Teollisuuden Voima Oyj,
2.500%, due 03/17/21	425,000		467,859
4.625%, due 02/04/19[2]	335,000		404,135
Total Finland corporate bonds			1,807,679

France: 2.30%
Arkema SA,
1.500%, due 01/20/25	200,000		212,547
AXA SA,
6.667%, due 07/06/16[3,4]	GBP	285,000	436,523
BNP Paribas SA,
2.700%, due 08/20/18	$500,000		511,506
2.875%, due 03/20/26[3]	EUR	350,000	392,287
Credit Logement SA,
1.112%, due 12/16/15[2,3,4]	300,000		276,976
Electricite de France SA,
4.125%, due 01/22/22[3,4]	300,000		327,460
5.625%, due 01/22/24[1,3,4]	$280,000		276,640
6.950%, due 01/26/39[1]	200,000		258,959
Engie,
4.750%, due 07/10/21[3,4]	EUR	600,000	710,935
Infra Foch SAS,
1.250%, due 10/16/20	200,000		222,732
Orange SA,
5.875%, due 02/07/22[3,4]	GBP	300,000	456,094
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	600,000	705,796
Total Capital International SA,
1.550%, due 06/28/17	$1,170,000		1,178,568
TOTAL SA,
2.625%, due 02/26/25[3,4]	EUR	265,000	260,331
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25	300,000		334,119
Total France corporate bonds			6,561,473

Germany: 0.26%
Allianz SE,
4.750%, due 10/24/23[3,4]	200,000		231,314
Merck KGaA,
3.375%, due 12/12/74[3]	265,000		282,490
RWE AG,
2.750%, due 04/21/75[3]	270,000		238,342
Total Germany corporate bonds			752,146
Guernsey: 0.15%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]	$415,000		427,325

Ireland: 0.69%
Aquarius + Investments PLC for Swiss Reinsurance Co., Ltd.,
6.375%, due 09/01/24[3]	200,000		204,196

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Ireland—(Concluded)
Cloverie PLC for Zurich Insurance Co., Ltd.,
1.750%, due 09/16/24	EUR	130,000	$143,280
FGA Capital Ireland PLC,
2.625%, due 04/17/19	435,000		497,537
Perrigo Co. PLC,
4.000%, due 11/15/23	$200,000		198,871
PGH Capital Ltd.,
5.750%, due 07/07/21	GBP	280,000	460,992
XL Group PLC,
4.450%, due 03/31/25	$275,000		275,308
5.250%, due 12/15/43	185,000		195,552
Total Ireland corporate bonds			1,975,736

Israel: 0.07%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	200,000		202,208

Italy: 1.27%
2i Rete Gas SpA,
1.125%, due 01/02/20	EUR	200,000	222,690
Assicurazioni Generali SpA,
2.875%, due 01/14/20	120,000		142,906
CDP Reti SpA,
1.875%, due 05/29/22	405,000		452,307
Ei Towers SpA,
3.875%, due 04/26/18	400,000		475,717
Intesa Sanpaolo SpA,
3.875%, due 01/16/18	$320,000		329,662
4.375%, due 10/15/19[2]	EUR	400,000	497,538
Snam SpA,
3.875%, due 03/19/18[2]	660,000		795,343
UniCredit SpA,
3.250%, due 01/14/21	295,000		351,841
6.375%, due 05/02/23[2,3]	$340,000		352,079
Total Italy corporate bonds			3,620,083

Japan: 0.20%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[1]	380,000		380,299
2.350%, due 09/08/19[2]	200,000		200,157
Total Japan corporate bonds			580,456

Jersey, Channel Islands: 0.94%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	275,000	437,458
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]	250,000		431,115
Heathrow Funding Ltd.,
1.500%, due 02/11/30	EUR	425,000	421,053
4.600%, due 02/15/18[2]	590,000		720,004
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,4]	170,000		191,622
QBE Capital Funding III Ltd.,
7.250%, due 05/24/41[2,3]	$430,000		479,450
Total Jersey, Channel Islands corporate bonds			2,680,702

Luxembourg: 0.17%
Belfius Financing Co.,
1.289%, due 02/09/17[3]	GBP	325,000	485,498

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Mexico: 0.40%
America Movil SAB de CV,
5.000%, due 03/30/20	$435,000		$480,131
5.125%, due 09/06/73[3]	EUR	145,000	167,694
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18	$490,000		494,256
Total Mexico corporate bonds			1,142,081

Netherlands: 5.39%
ABN AMRO Bank NV,
4.875%, due 01/16/19[2]	GBP	350,000	576,743
6.250%, due 09/13/22[3]	$370,000		388,284
Achmea BV,
2.500%, due 11/19/20	EUR	960,000	1,128,641
4.250%, due 02/04/25[3,4]	350,000		349,267
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]	435,000		497,616
BAT Netherlands Finance BV,
2.375%, due 01/19/23[2]	550,000		652,260
Bharti Airtel International Netherlands BV,
3.375%, due 05/20/21[1]	100,000		115,763
4.000%, due 12/10/18	650,000		769,888
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]	560,000		654,739
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, due 03/19/18	$830,000		832,620
2.500%, due 05/26/26[3]	EUR	745,000	824,173
5.500%, due 06/29/20[3,4]	850,000		945,041
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	170,000	311,830
E.ON International Finance BV,
6.650%, due 04/30/38[1]	$145,000		171,904
EDP Finance BV,
2.000%, due 04/22/25	EUR	255,000	259,709
4.625%, due 06/13/16	405,000		463,861
Heineken NV,
2.125%, due 08/04/20[2]	645,000		757,837
Koninklijke KPN NV,
6.500%, due 01/15/16	257,000		292,248
LYB International Finance BV,
5.250%, due 07/15/43	$285,000		283,805
Nomura Europe Finance NV,
1.500%, due 05/12/21	EUR	300,000	328,559
Redexis Gas Finance BV,
1.875%, due 04/27/27	650,000		637,567
2.750%, due 04/08/21	450,000		531,272
REN Finance BV,
2.500%, due 02/12/25	300,000		325,163
4.750%, due 10/16/20	345,000		439,383
Repsol International Finance BV,
4.250%, due 02/12/16[2]	200,000		226,637
4.375%, due 02/20/18[2]	200,000		241,859
Shell International Finance BV,
4.375%, due 05/11/45	$815,000		802,480
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	EUR	335,000	399,708
6.125%, due 09/14/66[3]	GBP	225,000	349,133

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
Swiss Reinsurance Co. via ELM BV,
2.600%, due 09/01/25[3,4]	EUR	230,000	$223,261
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	250,000		298,206
Vonovia Finance BV,
4.000%, due 12/17/21[3,4]	300,000		320,973
Total Netherlands corporate bonds			15,400,430

Norway: 0.45%
DNB Bank ASA,
3.200%, due 04/03/17[1]	$450,000		461,669
Statoil ASA,
3.125%, due 08/17/17	430,000		445,288
4.800%, due 11/08/43	355,000		378,078
Total Norway corporate bonds			1,285,035

Portugal: 0.08%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	200,000	240,939

Singapore: 0.09%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]	$250,000		254,661

South Korea: 0.11%
GS Caltex Corp.,
5.500%, due 04/24/17[2]	300,000		315,670

Spain: 1.56%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21	EUR	430,000	474,844
BBVA Senior Finance SAU,
3.250%, due 03/21/16	200,000		226,584
BBVA US Senior SAU,
4.664%, due 10/09/15	$460,000		460,414
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25	EUR	300,000	315,932
Inmobiliaria Colonial SA,
1.863%, due 06/05/19	400,000		442,687
Santander Consumer Finance SA,
0.900%, due 02/18/20[2]	800,000		864,508
Santander International Debt SAU,
1.375%, due 03/25/17	700,000		790,527
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]	700,000		891,496
Total Spain corporate bonds			4,466,992

Sweden: 0.83%
PGE Sweden AB,
1.625%, due 06/09/19	200,000		225,106
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$475,000		533,518
5.125%, due 03/30/20[2]	115,000		129,167
5.250%, due 03/01/21[3,4]	475,000		447,806
Swedbank AB,
5.500%, due 03/17/20[3,4]	400,000		380,544
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	440,000		448,532
2.375%, due 04/05/17[2]	200,000		203,885
Total Sweden corporate bonds			2,368,558

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Switzerland: 0.32%
Credit Suisse,
3.000%, due 10/29/21	$380,000		$380,559
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[3,4]	EUR	515,000	543,005
Total Switzerland corporate bonds			923,564

United Kingdom: 8.72%
Abbey National Treasury Services PLC,
4.000%, due 03/13/24	$490,000		509,252
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	200,000	325,423
Aon PLC,
2.875%, due 05/14/26	EUR	155,000	179,459
4.750%, due 05/15/45	$470,000		460,542
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	525,000	828,892
4.882%, due 12/31/32[2]	250,000		412,584
Aviva PLC,
5.125%, due 06/04/50[3]	380,000		533,005
Barclays Bank PLC,
2.250%, due 05/10/17[1,5]	$360,000		366,749
2.250%, due 05/10/17[2]	200,000		203,749
4.375%, due 09/11/24	960,000		930,271
5.750%, due 08/17/21[2]	GBP	255,000	450,741
6.625%, due 03/30/22[2]	EUR	260,000	355,615
BP Capital Markets PLC,
1.375%, due 05/10/18	$390,000		387,261
2.750%, due 05/10/23	220,000		211,290
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	395,000	644,376
BUPA Finance PLC,
3.375%, due 06/17/21	210,000		325,311
6.125%, due 09/16/20[3,4]	250,000		396,719
Centrica PLC,
5.250%, due 04/10/75[3]	225,000		325,222
5.375%, due 10/16/43[1]	$200,000		206,029
Close Brothers Finance PLC,
3.875%, due 06/27/21	GBP	475,000	744,320
Diageo Capital PLC,
3.875%, due 04/29/43	$305,000		281,517
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	345,000	553,703
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17	$560,000		564,341
HSBC Holdings PLC,
5.100%, due 04/05/21	940,000		1,043,103
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]	420,000		419,818
2.950%, due 07/21/20[1]	305,000		306,834
9.000%, due 02/17/22[2]	GBP	190,000	380,834
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	610,000		914,386
Lloyds Bank PLC,
7.500%, due 04/15/24	315,000		627,901
11.875%, due 12/16/21[2,3]	EUR	300,000	375,864

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Manchester Airport Group Funding PLC,
4.750%, due 03/31/34	GBP	120,000	$199,138
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]	230,000		377,283
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19	225,000		385,652
Prudential PLC,
1.375%, due 01/19/18	470,000		705,884
5.000%, due 07/20/55[3]	300,000		419,670
Royal Bank of Scotland PLC,
6.934%, due 04/09/18	EUR	690,000	857,744
Scottish Widows PLC,
5.500%, due 06/16/23	GBP	400,000	626,318
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]	$680,000		645,789
3.125%, due 04/24/23[2]	230,000		218,428
Sky PLC,
2.500%, due 09/15/26	EUR	250,000	274,732
Southern Gas Networks PLC,
2.500%, due 02/03/25	GBP	115,000	166,152
SSE PLC,
3.875%, due 09/10/20[3,4]	200,000		288,935
5.453%, due 10/01/15[3,4]	302,000		456,513
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]	$950,000		952,393
State Grid Europe Development 2014 PLC, Series A,
1.500%, due 01/26/22	EUR	325,000	354,481
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[2]	GBP	246,988	336,044
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	460,000		811,587
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]	710,000		1,116,211
6.750%, due 12/17/36[3]	50,000		83,702
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]	200,000		373,743
WPP Finance 2010,
3.750%, due 09/19/24	$365,000		363,871
WPP Finance 2013,
0.430%, due 03/23/18	EUR	410,000	456,015
Yorkshire Building Society,
4.125%, due 11/20/24[3]	GBP	115,000	174,736
Total United Kingdom corporate bonds			24,910,132

United States: 29.90%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	$740,000		846,063
ABB Finance USA, Inc.,
2.875%, due 05/08/22	520,000		515,400
AbbVie, Inc.,
2.900%, due 11/06/22	805,000		787,320
4.400%, due 11/06/42	330,000		301,715
Actavis Funding SCS,
1.300%, due 06/15/17	220,000		218,010
3.450%, due 03/15/22	350,000		345,223
4.750%, due 03/15/45	295,000		267,998

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Aetna, Inc.,
3.500%, due 11/15/24		$465,000	$463,071
Albemarle Corp.,
1.875%, due 12/08/21	EUR	150,000	159,774
4.150%, due 12/01/24		$610,000	612,158
Alltel Corp.,
7.875%, due 07/01/32		435,000	556,511
Altria Group, Inc.,
4.250%, due 08/09/42		1,145,000	1,059,048
American Airlines Pass Through Trust, Series 2014-1, Class B,
4.375%, due 10/01/22		62,004	62,004
American Express Credit Corp.,
1.300%, due 07/29/16		275,000	275,800
2.375%, due 05/26/20		230,000	230,105
American International Group, Inc.,
3.375%, due 08/15/20		645,000	673,157
3.875%, due 01/15/35		250,000	230,083
4.500%, due 07/16/44		260,000	255,446
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		1,025,000	1,106,108
Apache Corp.,
4.750%, due 04/15/43		825,000	744,858
AT&T, Inc.,
3.000%, due 02/15/22		410,000	402,424
4.750%, due 05/15/46		515,000	472,165
5.550%, due 08/15/41		550,000	558,405
Bank of America Corp.,
1.375%, due 09/10/21	EUR	775,000	860,107
3.875%, due 08/01/25		$770,000	780,789
5.875%, due 02/07/42		350,000	409,485
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		310,000	310,655
Biogen, Inc.,
4.050%, due 09/15/25		310,000	313,379
Branch Banking & Trust Co.,
1.350%, due 10/01/17		265,000	264,887
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		590,000	581,224
5.400%, due 06/01/41		295,000	325,469
Capital One Financial Corp.,
1.000%, due 11/06/15		840,000	840,176
Caterpillar, Inc.,
4.750%, due 05/15/64		345,000	347,054
CCO Safari II LLC,
4.464%, due 07/23/22[1]		450,000	449,990
CF Industries, Inc.,
5.150%, due 03/15/34		430,000	414,411
Chevron Corp.,
2.355%, due 12/05/22		410,000	396,627
Citigroup, Inc.,
0.629%, due 05/31/17[3]	EUR	625,000	694,010
3.875%, due 10/25/23		$500,000	515,772
Coca-Cola Co.,
1.800%, due 09/01/16		530,000	535,761
1.875%, due 09/22/26	EUR	305,000	344,259
Comcast Corp.,
4.750%, due 03/01/44		$165,000	172,264

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
ConocoPhillips Co.,
2.200%, due 05/15/20		$740,000	$740,086
CVS Health Corp.,
5.125%, due 07/20/45		545,000	586,490
Daimler Finance North America LLC,
2.450%, due 05/18/20[1]		450,000	439,978
Delta Air Lines Pass Through Trust, Series 2007-1, Class A,
6.821%, due 08/10/22		40,678	47,187
DIRECTV Holdings LLC,
5.000%, due 03/01/21		870,000	948,325
Duke Energy Corp.,
3.050%, due 08/15/22		545,000	541,513
Ecolab, Inc.,
2.625%, due 07/08/25	EUR	210,000	242,691
Enable Midstream Partners LP,
3.900%, due 05/15/24[1]		$315,000	277,892
Energy Transfer Partners LP,
6.050%, due 06/01/41		580,000	514,796
Enterprise Products Operating LLC,
4.850%, due 03/15/44		415,000	370,161
5.200%, due 09/01/20		325,000	357,409
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		315,000	337,976
ERP Operating LP,
3.375%, due 06/01/25		470,000	463,724
Express Scripts Holding Co.,
2.250%, due 06/15/19		465,000	463,784
Exxon Mobil Corp.,
1.819%, due 03/15/19		320,000	322,697
3.567%, due 03/06/45		190,000	179,508
Fifth Third Bank,
2.875%, due 10/01/21		545,000	550,663
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		590,000	617,315
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		1,380,000	1,401,876
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		650,000	481,000
3.875%, due 03/15/23		365,000	271,469
General Electric Capital Corp.,
1.000%, due 12/11/15		765,000	765,841
4.375%, due 09/16/20		755,000	833,018
Series A, 6.750%, due 03/15/32		1,245,000	1,682,158
General Electric Co.,
1.875%, due 05/28/27	EUR	320,000	358,524
4.125%, due 10/09/42		$285,000	281,332
General Motors Financial Co., Inc.,
3.500%, due 07/10/19		505,000	510,253
Georgia Power Co.,
5.400%, due 06/01/40		350,000	376,821
Gilead Sciences, Inc.,
2.050%, due 04/01/19		280,000	281,933
3.650%, due 03/01/26		85,000	85,289
4.750%, due 03/01/46		200,000	200,966
4.800%, due 04/01/44		370,000	372,372
Glencore Funding LLC,
2.500%, due 01/15/19[1]		500,000	426,250
3.125%, due 04/29/19[1]		230,000	193,200

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Goldman Sachs Group, Inc.,
1.375%, due 07/26/22	EUR	1,360,000	$1,481,882
5.150%, due 05/22/45	$395,000		387,933
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43	305,000		293,863
Hospira, Inc.,
5.200%, due 08/12/20	485,000		549,071
HSBC Finance Capital Trust IX,
5.911%, due 11/30/35[3]	500,000		498,750
Illinois Tool Works, Inc.,
3.000%, due 05/19/34	EUR	215,000	249,908
Intel Corp.,
3.100%, due 07/29/22	$500,000		508,715
International Business Machines Corp.,
3.375%, due 08/01/23	560,000		570,554
Jefferies Group LLC,
2.375%, due 05/20/20	EUR	175,000	190,094
Johnson Controls, Inc.,
4.950%, due 07/02/64	$155,000		137,554
JPMorgan Chase & Co.,
3.200%, due 01/25/23	3,235,000		3,212,368
3.875%, due 09/10/24	250,000		247,709
Juniper Networks, Inc.,
4.500%, due 03/15/24	370,000		372,819
Kellogg Co.,
1.875%, due 11/17/16	380,000		382,556
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21	690,000		659,865
5.000%, due 03/01/43	575,000		449,598
Kinder Morgan, Inc.,
5.625%, due 11/15/23[1]	220,000		215,778
Kraft Foods Group, Inc.,
5.000%, due 06/04/42	465,000		477,203
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[1]	340,000		362,923
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18	100,000		101,118
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	600,000		620,751
Lincoln National Corp.,
4.200%, due 03/15/22	730,000		758,404
Lowe’s Cos., Inc.,
4.250%, due 09/15/44	505,000		500,781
Marathon Oil Corp.,
3.850%, due 06/01/25	370,000		329,373
Marathon Petroleum Corp.,
3.625%, due 09/15/24	515,000		497,899
Marsh & McLennan Cos., Inc.,
3.750%, due 03/14/26	200,000		201,194
Medtronic, Inc.,
3.150%, due 03/15/22	500,000		507,203
4.000%, due 04/01/43	305,000		285,395
Mellon Capital III,
6.369%, due 09/05/66[3]	GBP	300,000	458,363
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	225,000	255,679
3.700%, due 02/10/45	$160,000		146,894

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Metropolitan Life Global Funding I,
1.250%, due 09/17/21	EUR	1,130,000	$1,257,207
Microsoft Corp.,
2.625%, due 05/02/33		440,000	517,247
3.500%, due 11/15/42	$420,000		375,839
Mohawk Industries, Inc.,
2.000%, due 01/14/22	EUR	285,000	318,132
Mondelez International, Inc.,
2.375%, due 01/26/21		830,000	972,674
Monongahela Power Co.,
5.400%, due 12/15/43[1]	$260,000		288,265
Monsanto Co.,
4.200%, due 07/15/34		435,000	396,677
Morgan Stanley,
2.375%, due 07/23/19		1,550,000	1,550,253
2.650%, due 01/27/20		620,000	622,972
4.350%, due 09/08/26		450,000	452,522
6.375%, due 07/24/42		210,000	259,867
Mosaic Co.,
5.450%, due 11/15/33		295,000	309,895
Navient Corp.,
6.250%, due 01/25/16		270,000	272,373
NBCUniversal Media LLC,
4.375%, due 04/01/21		1,195,000	1,309,314
5.150%, due 04/30/20		405,000	457,184
Noble Energy, Inc.,
5.050%, due 11/15/44		205,000	177,621
Occidental Petroleum Corp.,
4.625%, due 06/15/45		205,000	206,520
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		196,000	252,929
PacifiCorp,
6.000%, due 01/15/39		495,000	614,667
Petroleos Mexicanos,
5.500%, due 02/24/25[2]	EUR	355,000	422,883
Philip Morris International, Inc.,
4.250%, due 11/10/44	$485,000		468,846
Phillips 66,
4.650%, due 11/15/34		225,000	219,129
Phillips 66 Partners LP,
4.680%, due 02/15/45		160,000	131,802
PNC Funding Corp.,
2.700%, due 09/19/16		385,000	390,487
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		285,000	283,959
Priceline Group, Inc.,
2.375%, due 09/23/24	EUR	320,000	351,325
Prudential Financial, Inc.,
4.600%, due 05/15/44	$690,000		696,292
QVC, Inc.,
4.375%, due 03/15/23		200,000	194,477
Republic Services, Inc.,
5.250%, due 11/15/21		920,000	1,032,304
Reynolds American, Inc.,
3.750%, due 05/20/23[1]		155,000	155,754
4.000%, due 06/12/22		185,000	193,370
5.700%, due 08/15/35		125,000	135,895
6.750%, due 06/15/17		595,000	644,112
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]		590,000	605,177

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Sempra Energy,
6.000%, due 10/15/39		$430,000	$501,744
Southwestern Electric Power Co.,
6.200%, due 03/15/40		565,000	690,110
SunTrust Banks, Inc.,
1.350%, due 02/15/17		790,000	789,528
2.350%, due 11/01/18		520,000	524,535
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		250,000	238,793
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		295,000	303,643
Thermo Fisher Scientific, Inc.,
3.300%, due 02/15/22		155,000	155,481
5.300%, due 02/01/44		175,000	184,231
Time Warner Cable, Inc.,
4.500%, due 09/15/42		315,000	249,177
5.000%, due 02/01/20		1,030,000	1,105,201
Transocean, Inc.,
6.500%, due 11/15/20[5]		1,505,000	1,151,325
6.800%, due 03/15/38[5]		320,000	198,400
Tyson Foods, Inc.,
3.950%, due 08/15/24		550,000	560,451
United Airlines Pass Through Trust, Series 2014-1, Class A,
4.000%, due 04/11/26		435,000	444,788
United Technologies Corp.,
1.250%, due 05/22/23	EUR	310,000	337,107
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		$250,000	255,826
US Bancorp,
1.650%, due 05/15/17		365,000	368,128
Valero Energy Corp.,
6.625%, due 06/15/37		550,000	604,426
Ventas Realty LP,
3.500%, due 02/01/25		215,000	207,865
Verizon Communications, Inc.,
2.625%, due 02/21/20		1,062,000	1,068,418
3.000%, due 11/01/21		240,000	239,362
4.500%, due 09/15/20		525,000	567,845
6.550%, due 09/15/43		1,180,000	1,396,875
Virginia Electric & Power Co., Series A,
6.000%, due 05/15/37		290,000	363,692
Wachovia Corp.,
5.750%, due 02/01/18		1,360,000	1,488,268
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		450,000	448,144
Waste Management, Inc.,
4.100%, due 03/01/45		495,000	463,855
Williams Partners LP,
4.300%, due 03/04/24		485,000	440,192
Xcel Energy, Inc.,
4.800%, due 09/15/41		260,000	268,832
Yum! Brands, Inc.,
5.350%, due 11/01/43		415,000	398,718
Zimmer Biomet Holdings, Inc.,
3.150%, due 04/01/22		350,000	346,576
4.450%, due 08/15/45		435,000	402,362
Total United States corporate bonds			85,437,727

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

		Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
United States—(Concluded)
Virgin Islands, British: 0.09%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1,5]		$250,000	$242,700
Total corporate bonds (cost $188,753,077)			180,261,453

Collateralized debt obligation: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7] (cost $8,104,451)		8,000,000	0

Mortgage & agency debt security: 0.01%
United States: 0.01%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.575%, due 04/25/35[3] (cost $58,298)		475,825	20,859

Non-US government obligations: 5.51%
Australia: 5.51%
Government of Australia,
4.250%, due 07/21/17	AUD	7,482,000	5,474,410
4.500%, due 04/15/20		7,276,000	5,658,889
4.750%, due 06/15/16		6,440,000	4,609,591
			15,742,890
Total Non-US government obligations (cost $19,882,330)			15,742,890

Supranational bonds: 0.24%
Inter-American Development Bank,
0.625%, due 12/15/15		225,000	340,300
International Finance Corp.,
0.625%, due 12/15/15		235,000	355,330
Total supranational bonds (cost $720,612)			695,630
Total bonds (cost $217,518,768)			196,720,832

		Shares
Short-term investments: 20.01%
Investment company: 2.48%
UBS Cash Management Prime Relationship Fund[8] (cost $7,093,331)		7,093,331	7,093,331

		Face Amount
US government obligations: 17.53%
US Treasury Bills
0.095%, due 02/04/16[9]		$34,000,000	33,997,178
0.225%, due 03/31/16[5,9]		9,500,000	9,496,162
0.050%, due 10/15/15[9]		6,600,000	6,599,861
Total US government obligations (cost $50,077,761)			50,093,201
Total short-term investments (cost $57,171,092)			57,186,532

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Number of contracts	Value
Options purchased: 1.61%
Call options: 1.61%
EURO STOXX 50 Index, strike @ EUR 3,600.00, expires December 2015	1,671	$154,976
EURO STOXX 50 Index, strike @ EUR 3,800.00, expires December 2015	1,939	38,999
EURO STOXX 50 Index, strike @ EUR 3,200.00, expires March 2016	1,282	2,165,950
NIKKEI 225 Index, strike @ JPY 18,500.00, expires March 2016	397	2,200,684
S&P 500 Index, strike @ USD 2,200.00, expires December 2015	680	29,920
Total options purchased (cost $7,170,311)		4,590,529

	Shares
Investment of cash collateral from securities loaned: 0.50%
UBS Private Money Market Fund LLC[8] (cost $1,431,223)	1,431,223	1,431,223
Total investments: 90.97% (cost $283,291,394)		259,929,116
Cash and other assets, less liabilities: 9.03%		25,802,819
Net assets: 100.00%		$285,731,935

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,741,304
Gross unrealized depreciation	(25,103,582)
Net unrealized depreciation of investments	$(23,362,278)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	AUD	27,165,000	USD	18,874,459	12/11/15	$(120,122)
CIBC	GBP	13,745,000	USD	20,940,782	12/11/15	154,426
CIBC	USD	1,458,406	CHF	1,420,000	12/11/15	2,385
CIBC	USD	2,913,617	EUR	2,600,000	12/11/15	(4,880)
CSI	CHF	30,865,000	USD	31,799,918	12/11/15	48,291
GSI	EUR	31,175,000	USD	34,793,794	12/11/15	(83,081)
JPMCB	CAD	4,165,000	USD	3,149,951	12/11/15	29,898
JPMCB	JPY	1,016,900,000	CHF	8,208,916	12/11/15	(41,657)
JPMCB	NZD	3,890,000	USD	2,458,908	12/11/15	(15,197)
JPMCB	USD	3,107,651	EUR	2,780,000	12/11/15	2,460
JPMCB	USD	4,657,079	EUR	4,130,000	12/11/15	(36,662)
JPMCB	USD	1,585,020	HKD	12,285,000	12/11/15	73
JPMCB	USD	5,886,081	MXN	99,940,000	12/11/15	(7,895)
JPMCB	USD	960,156	SEK	8,090,000	12/11/15	8,046
MSC	EUR	6,290,000	CHF	6,840,512	12/11/15	106
SSB	KRW	1,282,000,000	USD	1,073,792	12/11/15	(5,318)
SSB	MYR	24,943,000	USD	5,828,485	12/11/15	179,943
SSB	USD	17,256,202	JPY	2,051,400,000	12/11/15	(136,559)
Net unrealized depreciation on forward foreign currency contracts						$(25,743)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 15 contracts (USD)	December 2015	$1,794,631	$1,807,735	$13,104
10 Year US Treasury Notes, 84 contracts (USD)	December 2015	10,687,374	10,813,688	126,314
US Treasury futures sell contracts:
US Ultra Bond, 16 contracts (USD)	December 2015	(2,542,226)	(2,566,500)	(24,274)
2 Year US Treasury Notes, 71 contracts (USD)	December 2015	(15,535,676)	(15,551,219)	(15,543)
5 Year US Treasury Notes, 517 contracts (USD)	December 2015	(62,019,030)	(62,306,578)	(287,548)
10 Year US Treasury Notes, 499 contracts (USD)	December 2015	(63,804,655)	(64,238,453)	(433,798)
Index futures buy contracts:
Amsterdam Exchanges Index, 192 contracts (EUR)	October 2015	18,448,623	18,075,063	(373,560)
DAX Index, 122 contracts (EUR)	December 2015	34,461,952	32,920,252	(1,541,700)
Russell 2000 Mini Index, 190 contracts (USD)	December 2015	21,749,756	20,822,100	(927,656)
STOXX 600 Banks Index, 1,137 contracts (EUR)	December 2015	11,506,924	11,675,746	168,822
TOPIX Index, 100 contracts (JPY)	December 2015	12,170,818	11,765,931	(404,887)
Index futures sell contracts:
EURO STOXX 50 Index, 213 contracts (EUR)	December 2015	(7,180,139)	(7,356,772)	(176,633)
FTSE 100 Index, 240 contracts (GBP)	December 2015	(22,010,777)	(21,850,766)	160,011
OMXS30 Index, 1,931 contracts (SEK)	October 2015	(33,870,018)	(32,656,473)	1,213,545
S&P 500 Index, 70 contracts (USD)	December 2015	(34,122,920)	(33,402,250)	720,670
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 16 contracts (CAD)	December 2015	1,707,818	1,699,992	(7,826)
Interest rate futures sell contracts:
Euro-Bund, 153 contracts (EUR)	December 2015	(26,186,053)	(26,702,586)	(516,533)
Long Gilt, 11 contracts (GBP)	December 2015	(1,963,972)	(1,981,188)	(17,216)
Net unrealized depreciation on futures contracts				$(2,324,708)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(5,715,857)	$(5,715,857)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	6,001,744	6,001,744
						$	$285,887	$285,887

Credit default swaps on corporate issues-buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	455,000	06/20/20	1.000%	$2,702	$3,934	$6,636
CITI	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	325,000	03/20/20	1.000	9,382	(2,282)	7,100
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	6,242	(12,845)	(6,603)
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,345,000	06/20/20	1.000	49,766	(44,901)	4,865
						$68,092	$(56,094)	$11,998

Credit default swaps on corporate issues-sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront Payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR	355,000	06/20/19	1.000%	$17,445	$(71,472)	$(54,027)	1.306%
CITI	Standard Chartered Bank PLC bond, 0.000%, due 10/15/14	EUR	325,000	03/20/20	1.000	(1,082)	(6,527)	(7,609)	0.882
GSI	Freeport-McMoran, Inc. bond, 3.550%, due 03/01/22	USD	420,000	12/20/19	1.000	17,579	(75,192)	(57,613)	2.206
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	6,765	11,787	18,552	0.528
JPMCB	Portugal Telecom International Finance B.V. bond, 4.375%, due 03/24/17	EUR	445,000	09/20/19	5.000	(69,036)	(156,349)	(225,385)	4.593
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD	420,000	12/20/19	1.000	34,918	(111,559)	(76,641)	3.150
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD	90,000	03/20/20	1.000	6,481	(25,388)	(18,907)	3.363
						$13,070	$(434,700)	$(421,630)

Options written

UBS Dynamic Alpha Fund had the following open options written as of September 30, 2015:

	Expiration date	Premiums received	Value
Call options
EURO STOXX 50 Index, 1,282 contracts, strike @ EUR 3,450.00	March 2016	$602,300	$(880,992)
NIKKEI 225 Index, 397 contracts, strike @ JPY 20,000.00	March 2016	1,061,092	(926,603)
Total options written		$1,663,392	$(1,807,595)

Written options activity for the period ended September 30, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	1,615	$1,155,635
Options written	5,911	7,111,943
Options terminated in closing purchase transactions	(5,847)	(6,604,186)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2015	1,679	$1,663,392

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$180,261,453	$—	$180,261,453
Collateralized debt obligation	—	—	0	0
Mortgage & agency debt security	—	20,859	—	20,859
Non-US government obligations	—	15,742,890	—	15,742,890
Supranational bonds	—	695,630	—	695,630
Short-term investments	—	57,186,532	—	57,186,532
Investment of cash collateral from securities loaned	—	1,431,223	—	1,431,223
Options purchased	4,590,529	—	—	4,590,529
Forward foreign currency contracts	—	425,628	—	425,628
Futures contracts	2,402,466	—	—	2,402,466
Swap agreements	—	6,017,465	—	6,017,465
Total	$6,992,995	$261,781,680	$0	$268,774,675

Liabilities
Forward foreign currency contracts	$—	$(451,371)	$—	$(451,371)
Futures contracts	(4,727,174)	—	—	(4,727,174)
Swap agreements	—	(6,222,372)	—	(6,222,372)
Options written	(1,807,595)	—	—	(1,807,595)
Total	$(6,534,769)	$(6,673,743)	$—	$(13,208,512)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

	Collateralized debt obligation	Total
Assets
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(952)	(952)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	952	952
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2015 was $952.

Portfolio footnotes

1            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $12,433,188 or 4.35% of net assets.

2            Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2015, the value of these securities amounted to $25,867,055 or 9.05% of net assets.

3            Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2015 and changes periodically.

4            Perpetual investment. Date shown reflects the next call date.

5            Security, or portion thereof, was on loan at September 30, 2015.

6            Amount represents less than 0.005%.

7            Illiquid investment as of September 30, 2015.

8            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2015 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$26,421,851	$65,084,411	$84,412,931	$7,093,331	$6,954
UBS Private Money Market Fund LLC[a]	1,558,438	1,711,908	1,839,123	1,431,223	42
	$27,980,289	$66,796,319	$86,252,054	$8,524,554	$6,996

a              The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

9            Rate shown is the discount rate at the date of purchase.

10     Payments made or received are based on the notional amount.

11     If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

12     Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.

13     If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

14     Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Common stocks
Airlines	1.10%
Auto components	0.69
Automobiles	0.89
Banks	3.73
Beverages	0.82
Biotechnology	1.33
Capital markets	0.45
Chemicals	1.23
Communications equipment	0.04
Construction materials	0.29
Consumer finance	0.22
Diversified financial services	0.96
Diversified telecommunication services	0.37
Electric utilities	0.10
Electrical equipment	0.48
Electronic equipment, instruments & components	0.62
Energy equipment & services	0.24
Food & staples retailing	0.08
Food products	1.11
Health care equipment & supplies	0.39
Health care providers & services	0.78
Hotels, restaurants & leisure	1.49
Household durables	0.47
Industrial conglomerates	0.70
Insurance	1.76
Internet & catalog retail	0.93
Internet software & services	1.65
IT services	0.85
Life sciences tools & services	0.36
Machinery	0.87
Marine	0.33
Media	0.58
Metals & mining	0.59
Multiline retail	0.32
Multi-utilities	0.12
Oil, gas & consumable fuels	1.53
Personal products	0.77
Pharmaceuticals	2.52
Real estate investment trust (REIT)	0.62

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Real estate management & development	0.33%
Road & rail	0.48
Semiconductors & semiconductor equipment	0.75
Software	1.67
Specialty retail	0.93
Technology hardware, storage & peripherals	1.14
Textiles, apparel & luxury goods	0.72
Tobacco	0.63
Trading companies & distributors	0.61
Wireless telecommunication services	1.05
Total common stocks	40.69%
Bonds
Mortgage & agency debt securities	0.15
US government obligations	4.77
Non-US government obligations	7.39
Total bonds	12.31%
Investment companies
iShares Currency Hedged MSCI Eurozone ETF	2.51
iShares JP Morgan USD Emerging Markets Bond ETF	4.78
UBS HALO Emerging Markets Equity Relationship Fund	5.70
UBS Global Corporate Bond Relationship Fund	10.19
Total investment companies	23.18%
Short-term investment	18.73
Options purchased	0.01
Investment of cash collateral from securities loaned	4.95
Total investments	99.87%
Cash and other assets, less liabilities	0.13
Net assets	100.00%

1            Figures represent the direct investments of UBS Global Allocation Fund. Figures may be different if a breakdown of the underlying investment companies was included.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Shares	Value
Common stocks: 40.69%
Australia: 0.42%
Westfield Corp., REIT	273,291	$1,912,475

Austria: 0.32%
Erste Group Bank AG*	50,922	1,475,992

Canada: 1.46%
Canadian Oil Sands Ltd.	104,300	493,168
Canadian Pacific Railway Ltd.	8,447	1,212,736
Husky Energy, Inc.	60,600	944,988
Suncor Energy, Inc.	56,800	1,519,065
Teck Resources Ltd., Class B	61,400	293,082
Toronto-Dominion Bank	56,100	2,211,210
Total Canada common stocks		6,674,249

China: 0.78%
AIA Group Ltd.	414,517	2,142,103
Jardine Matheson Holdings Ltd.	29,900	1,411,770
Total China common stocks		3,553,873

Denmark: 0.62%
AP Moeller - Maersk A/S, Class B	968	1,488,818
Danske Bank A/S	44,816	1,352,397
Total Denmark common stocks		2,841,215

Finland: 0.47%
Sampo Oyj, Class A	44,516	2,152,841

France: 0.71%
Danone SA	31,065	1,958,453
Schneider Electric SE	22,643	1,265,317
Total France common stocks		3,223,770

Germany: 2.25%
AIXTRON SE*1	31,887	193,011
Bayer AG	15,036	1,922,900
Daimler AG	19,102	1,384,196
E.ON SE	62,224	533,775
Fresenius SE & Co KGaA	26,653	1,786,924
HeidelbergCement AG	15,911	1,089,138
KION Group AG*	26,845	1,189,965
ThyssenKrupp AG	59,017	1,034,027
TUI AG	61,907	1,140,655
Total Germany common stocks		10,274,591

Ireland: 0.65%
Ryanair Holdings PLC ADR	20,300	1,589,490
Shire PLC	20,091	1,368,885
Total Ireland common stocks		2,958,375

Israel: 0.67%
Check Point Software Technologies Ltd.*	30,800	2,443,364
Mobileye NV*1	8,000	363,840
Teva Pharmaceutical Industries Ltd. ADR	4,816	271,911
Total Israel common stocks		3,079,115

Italy: 0.83%
Autogrill SpA*	112,267	1,021,140
Intesa Sanpaolo SpA	490,368	1,729,290
Mediolanum SpA	145,574	1,039,425
Total Italy common stocks		3,789,855

Japan: 5.20%
Alps Electric Co., Ltd.	35,500	992,810
Hino Motors Ltd.	118,900	1,202,231
Hitachi Ltd.	228,000	1,142,043
Inpex Corp.	123,600	1,095,725
Japan Airlines Co., Ltd.	58,800	2,065,953
KDDI Corp.	117,600	2,614,423

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Shares	Value
Common stocks—(Continued)
Japan—(Concluded)
Mitsubishi UFJ Financial Group, Inc.	313,800	$1,873,933
NGK Spark Plug Co., Ltd.	50,600	1,151,064
ORIX Corp.	134,700	1,720,172
Shin-Etsu Chemical Co., Ltd.	26,500	1,350,790
Sony Corp.	76,200	1,841,084
Sumitomo Electric Industries Ltd.	91,000	1,155,658
Sumitomo Realty & Development Co., Ltd.	48,000	1,516,842
THK Co., Ltd.	68,700	1,084,631
Toyota Industries Corp.	18,200	858,684
Toyota Motor Corp.	36,000	2,091,910
Total Japan common stocks		23,757,953

Netherlands: 0.63%
Heineken NV	21,856	1,764,238
Koninklijke DSM NV	19,388	892,455
NXP Semiconductors NV*	2,420	210,709
Total Netherlands common stocks		2,867,402

Norway: 0.30%
Telenor ASA	72,420	1,351,729

Singapore: 0.07%
Avago Technologies Ltd.	2,615	326,901

Spain: 0.93%
Banco Bilbao Vizcaya Argentaria SA	160,070	1,355,775
Banco Santander SA	242,353	1,284,700
Mediaset Espana Comunicacion SA	148,836	1,623,512
Total Spain common stocks		4,263,987

Switzerland: 1.34%
ACE Ltd.	2,600	268,840
Cie Financiere Richemont SA	18,490	1,436,172
Glencore PLC*	364,112	504,267
Novartis AG	42,908	3,935,948
Total Switzerland common stocks		6,145,227

United Kingdom: 4.92%
Aon PLC	3,200	283,552
ARM Holdings PLC	65,053	932,425
Ashtead Group PLC	113,228	1,592,957
Associated British Foods PLC	35,180	1,777,499
BP PLC	283,902	1,434,439
HSBC Holdings PLC	286,993	2,165,099
Imperial Tobacco Group PLC	44,340	2,289,281
Lloyds Banking Group PLC	1,597,288	1,816,089
London Stock Exchange Group PLC	41,737	1,527,300
Next PLC	10,774	1,240,306
Noble Corp. PLC[1]	12,400	135,284
Prudential PLC	67,232	1,417,262
Rio Tinto PLC	25,611	856,221
SABMiller PLC	23,833	1,347,314
Unilever NV CVA	54,854	2,199,837
Vodafone Group PLC	453,963	1,431,494
Total United Kingdom common stocks		22,446,359

United States: 18.12%
Acorda Therapeutics, Inc.*	3,888	103,071
Affiliated Managers Group, Inc.*	4,450	760,906

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Shares	Value
Common stocks—(Continued)
United States—(Continued)
Allergan PLC*	7,243	$1,968,720
Alnylam Pharmaceuticals, Inc.*	6,428	516,554
Amazon.com, Inc.*	5,350	2,738,612
American Express Co.	5,707	423,060
AMETEK, Inc.	17,670	924,494
Apple, Inc.	42,775	4,718,083
Arista Networks, Inc.*1	2,938	179,776
Atara Biotherapeutics, Inc.*	5,203	163,582
Best Buy Co., Inc.	6,742	250,263
Bio-Rad Laboratories, Inc., Class A*	1,800	241,758
Capital One Financial Corp.	3,800	275,576
Carnival PLC	27,455	1,421,659
Catalent, Inc.*	10,059	244,434
Caterpillar, Inc.	4,114	268,891
CBS Corp. (Non-Voting), Class B	9,980	398,202
CDW Corp.	5,486	224,158
Celgene Corp.*	13,425	1,452,182
Charles Schwab Corp.	35,633	1,017,679
Chevron Corp.	2,965	233,879
Chimerix, Inc.*	13,293	507,793
Citigroup, Inc.	14,020	695,532
Cobalt International Energy, Inc.*	28,000	198,240
Colfax Corp.*	4,520	135,193
Danaher Corp.	14,769	1,258,467
Delta Air Lines, Inc.	30,058	1,348,702
Digital Realty Trust, Inc., REIT	8,100	529,092
Dolby Laboratories, Inc., Class A	6,699	218,387
Ecolab, Inc.	14,096	1,546,613
Eli Lilly & Co.	4,302	360,034
Envision Healthcare Holdings, Inc.*	7,306	268,788
EOG Resources, Inc.	3,800	276,640
Estee Lauder Cos., Inc., Class A	16,330	1,317,504
Express Scripts Holding Co.*	14,370	1,163,395
Facebook, Inc., Class A*	36,532	3,284,227
Fastenal Co.	8,718	319,166
General Electric Co.	21,373	539,027
General Motors Co.	20,365	611,357
Gilead Sciences, Inc.	14,670	1,440,447
Google, Inc., Class A*	3,325	2,122,580
Google, Inc., Class C*	2,322	1,412,751
Gulfport Energy Corp.*	2,200	65,296
Hain Celestial Group, Inc.*	12,290	634,164
Halliburton Co.	5,500	194,425
Hertz Global Holdings, Inc.*	19,100	319,543
Home Depot, Inc.	18,240	2,106,538
Impax Laboratories, Inc.*	6,519	229,534
Integrated Device Technology, Inc.*	11,446	232,354
Intuitive Surgical, Inc.*	2,137	982,122
Invesco Ltd.	8,700	271,701
Jabil Circuit, Inc.	11,442	255,958
Jarden Corp.*	6,162	301,199
Joy Global, Inc.	6,183	92,312
JPMorgan Chase & Co.	11,900	725,543
Laredo Petroleum, Inc.*1	20,755	195,720
Las Vegas Sands Corp.	21,621	820,949
Lexicon Pharmaceuticals, Inc.*1	48,724	523,296
Lincoln National Corp.	8,600	408,156
LinkedIn Corp., Class A*	3,840	730,099

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Shares	Value
Common stocks—(Continued)
United States—(Continued)
MacroGenics, Inc.*	2,800	$59,976
Macy’s, Inc.	4,151	213,029
Mallinckrodt PLC*	2,793	178,584
Martin Marietta Materials, Inc.	1,680	255,276
MasterCard, Inc., Class A	20,808	1,875,217
Maxim Integrated Products, Inc.	6,684	223,246
McDermott International, Inc.*	63,300	272,190
McGraw Hill Financial, Inc.	13,144	1,136,956
Medicines Co.*	7,347	278,892
MetLife, Inc.	7,200	339,480
Micron Technology, Inc.*	30,025	449,775
Mondelez International, Inc., Class A	17,100	715,977
Monsanto Co.	3,520	300,397
Mylan NV*	18,430	741,992
NextEra Energy, Inc.	4,600	448,730
NIKE, Inc., Class B	15,015	1,846,395
Norfolk Southern Corp.	4,175	318,970
Oasis Petroleum, Inc.*1	19,415	168,522
ON Semiconductor Corp.*	22,611	212,543
Pacific DataVision, Inc.*2	10,900	325,910
PDC Energy, Inc.*	4,015	212,835
PepsiCo, Inc.	6,660	628,038
Philip Morris International, Inc.	7,680	609,254
Praxair, Inc.	3,991	406,523
Priceline Group, Inc.*	707	874,460
Qorvo, Inc.*	4,353	196,103
Regulus Therapeutics, Inc.*1	17,515	114,548
Rite Aid Corp.*	31,500	191,205
salesforce.com, Inc.*	19,190	1,332,362
SanDisk Corp.	4,509	244,974
SBA Communications Corp., Class A*	7,079	741,454
Schlumberger Ltd.	7,350	506,930
ServiceNow, Inc.*	13,680	950,076
ServiceSource International, Inc.*	33,200	132,800
Sherwin-Williams Co.	5,052	1,125,485
Silicon Laboratories, Inc.*	5,133	213,225
Simon Property Group, Inc., REIT	2,200	404,184
Skyworks Solutions, Inc.	2,910	245,051
SM Energy Co.	5,100	163,404
Starbucks Corp.	31,040	1,764,314
Symantec Corp.	21,100	410,817
Synchrony Financial*	9,046	283,140
Thermo Fisher Scientific, Inc.	11,550	1,412,334
TJX Cos., Inc.	26,140	1,866,919
TripAdvisor, Inc.*	9,763	615,264
Union Pacific Corp.	3,847	340,113
United Rentals, Inc.*	14,180	851,509
UnitedHealth Group, Inc.	3,100	359,631
US Bancorp	8,210	336,692
Vertex Pharmaceuticals, Inc.*	11,357	1,182,718
Visa, Inc., Class A	26,675	1,858,181
VMware, Inc., Class A*	16,447	1,295,859
Walgreens Boots Alliance, Inc.	2,200	182,820
Walt Disney Co.	6,160	629,552
Western Digital Corp.	3,094	245,787
Workday, Inc., Class A*	12,020	827,697
Yum! Brands, Inc.	7,900	631,605
Zimmer Biomet Holdings, Inc.	8,510	799,344

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

			Value
Common stocks—(Concluded)
United States—(Concluded)
Total United States common stocks			$82,717,647
Total common stocks (cost $193,499,579)			185,813,556

		Face amount
Bonds: 12.31%
Mortgage & agency debt securities: 0.15%
United States: 0.15%
Federal Home Loan Mortgage Corp. Gold Pools,[3]
# G00194, 7.500%, due 02/01/24	$20,129		22,329
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31		544,648	643,074
Total mortgage & agency debt securities (cost $ 587,072)			665,403
US government obligations: 4.77%
US Treasury Bonds,
2.750%, due 11/15/42		1,275,000	1,242,295
2.875%, due 08/15/45		115,000	115,012
3.000%, due 05/15/45		725,000	742,483
3.125%, due 02/15/43		470,000	492,459
5.250%, due 02/15/29[1]		450,000	604,430
5.375%, due 02/15/31[1]		165,000	229,097
8.000%, due 11/15/21[1]		1,875,000	2,573,754
US Treasury Notes,
0.750%, due 12/31/17		4,325,000	4,327,253
1.375%, due 08/31/20		1,215,000	1,216,645
1.625%, due 12/31/19		3,985,000	4,045,397
1.625%, due 11/15/22[1]		970,000	960,831
2.125%, due 05/15/25		1,635,000	1,645,410
3.125%, due 04/30/17		3,450,000	3,591,236
Total US government obligations (cost $21,480,909)			21,786,302

Non-US government obligations: 7.39%
Australia: 0.73%
Commonwealth of Australia,
4.500%, due 04/15/20	AUD	2,050,000	1,594,382
4.500%, due 04/21/33		2,060,000	1,723,667
			3,318,049
Canada: 0.49%
Government of Canada,
1.500%, due 06/01/23	CAD	2,950,000	2,252,323

France: 0.52%
Republic of France,
3.250%, due 04/25/16	EUR	620,000	706,236
3.750%, due 04/25/21		1,250,000	1,666,538
			2,372,774
Germany: 0.91%
Bundesobligation,
1.250%, due 10/14/16		2,230,000	2,530,500
Bundesrepublik Deutschland,
3.250%, due 07/04/21		1,225,000	1,620,250
			4,150,750

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Face amount		Value
Bonds—(Concluded)
Non-US government obligations—(Concluded)
Ireland: 0.37%
Republic of Ireland,
0.800%, due 03/15/22	EUR	1,520,000	$1,713,292

Italy: 1.54%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[4,5]	1,626,529		2,002,685
2.500%, due 12/01/24	2,720,000		3,247,400
2.550%, due 09/15/41[5]	531,072		717,587
4.250%, due 02/01/19[4]	840,000		1,057,127
			7,024,799
New Zealand: 1.53%
New Zealand Government Bond,
2.000%, due 09/20/25	NZD	1,340,560	880,057
3.000%, due 04/15/20	2,440,000		1,578,038
4.500%, due 04/15/27	4,100,000		2,920,665
5.500%, due 04/15/23	2,170,000		1,621,439
			7,000,199
Spain: 0.85%
Kingdom of Spain,
3.300%, due 07/30/16	EUR	570,000	654,097
3.750%, due 10/31/18	920,000		1,132,610
4.800%, due 01/31/24[2]	1,500,000		2,080,543
			3,867,250
United Kingdom: 0.45%
UK Gilts,
2.000%, due 01/22/16	GBP	1,350,000	2,051,625
Total Non-US government obligations (cost $36,317,107)			33,751,061
Total bonds (cost $58,385,089)			56,202,766

	Shares
Investment companies: 23.18%
iShares Currency Hedged MSCI Eurozone ETF	462,000		11,457,600
iShares JP Morgan USD Emerging Markets Bond ETF[1]	204,900		21,801,360
UBS-HALO Emerging Markets Equity Relationship Fund *6	807,248		26,032,685
UBS Global Corporate Bond Relationship Fund *6	3,518,546		46,534,888
Total investment companies (cost $111,185,411)			105,826,533

Short-term investment: 18.73%
Investment company: 18.73%
UBS Cash Management Prime Relationship Fund [6] (cost $85,529,667)	85,529,667		85,529,667

UBS Global Allocation Fund

Portfolio of investments – September 30, 2015 (Unaudited)

	Number of contracts	Value
Options purchased: 0.01%
Call options: 0.01%
EURO STOXX 50 Index, strike @ EUR 3,800.00, expires December 2015 (cost $3,001,085)	2,684	$53,984

	Shares
Investment of cash collateral from securities loaned: 4.95%
UBS Private Money Market Fund LLC[6] (cost $22,588,392)	22,588,392	22,588,392
Total investments: 99.87% (cost $474,189,222)		456,014,898
Cash and other assets, less liabilities: 0.13%		578,276
Net assets: 100.00%		$456,593,174

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$16,478,061
Gross unrealized depreciation	(34,652,385)
Net unrealized depreciation of investments	$(18,174,324)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund
Portfolio of investments – September 30, 2015 (Unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CSI	EUR	15,665,000	USD	17,720,405	12/18/15	$192,249
CSI	GBP	5,210,000	USD	8,036,581	12/18/15	157,577
CSI	USD	25,378,418	JPY	3,057,300,000	12/18/15	143,167
GSI	MYR	37,785,000	USD	8,736,416	12/18/15	183,541
HSBC	IDR	30,222,300,000	USD	2,025,623	12/18/15	28,594
HSBC	INR	204,950,000	USD	3,031,805	12/18/15	(46,590)
HSBC	NZD	24,965,000	USD	15,611,813	12/18/15	(258,331)
HSBC	RUB	99,409,826	USD	1,417,912	12/18/15	(64,265)
HSBC	USD	8,165,779	MXN	137,760,000	12/18/15	(67,751)
JPMCB	CAD	895,000	USD	674,800	12/18/15	4,356
JPMCB	CHF	4,385,000	USD	4,502,261	12/18/15	(10,273)
JPMCB	ILS	13,560,000	USD	3,512,254	12/18/15	51,795
JPMCB	NOK	10,910,000	USD	1,326,970	12/18/15	47,022
JPMCB	USD	1,986,664	AUD	2,825,000	12/18/15	(12,121)
JPMCB	USD	2,246,300	EUR	2,010,000	12/18/15	2,765
JPMCB	USD	1,160,306	PLN	4,335,000	12/18/15	(22,157)
JPMCB	USD	3,423,886	SGD	4,865,000	12/18/15	(14,199)
Net unrealized appreciation on forward foreign currency contracts						$315,379

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 58 contracts (USD)	December 2015	$9,297,902	$9,303,562	$5,660
US Treasury futures sell contracts:
2 Year US Treasury Notes, 164 contracts (USD)	December 2015	(35,885,224)	(35,921,125)	(35,901)
5 Year US Treasury Notes, 214 contracts (USD)	December 2015	(25,671,320)	(25,790,343)	(119,023)
Index futures buy contracts:
Amsterdam Exchanges Index, 142 contracts (EUR)	October 2015	13,644,294	13,368,015	(276,279)
DAX Index, 66 contracts (EUR)	December 2015	18,643,628	17,809,317	(834,311)
E-mini S&P 500 Index, 189 contracts (USD)	December 2015	18,431,233	18,037,215	(394,018)
EURO STOXX 50 Index, 1,113 contracts (EUR)	December 2015	39,519,112	38,441,722	(1,077,390)
KOSPI 200 Index, 93 contracts (KRW)	December 2015	9,046,911	9,274,108	227,197
Russell 2000 Mini Index, 204 contracts (USD)	December 2015	23,352,370	22,356,360	(996,010)
STOXX 600 Banks Index, 905 contracts (EUR)	December 2015	9,158,985	9,293,360	134,375
TOPIX Index, 210 contracts (JPY)	December 2015	25,628,370	24,708,457	(919,913)
Index futures sell contracts:
FTSE 100 Index, 190 contracts (GBP)	December 2015	(17,464,909)	(17,298,523)	166,386
Mini MSCI Emerging Markets Index, 290 contracts (USD)	December 2015	(11,619,910)	(11,470,950)	148,960
OMXS30 Index, 1,069 contracts (SEK)	October 2015	(18,750,414)	(18,078,597)	671,817
Interest rate futures buy contracts:
Long Gilt, 85 contracts (GBP)	December 2015	15,297,120	15,309,181	12,061
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 22 contracts (JPY)	December 2015	(27,062,049)	(27,170,592)	(108,543)
Net unrealized depreciation on futures contracts				$(3,394,932)

UBS Global Allocation Fund
Portfolio of investments – September 30, 2015 (Unaudited)

Centrally cleared credit default swaps on credit indices-sell protection7

Referenced index[8]	Notional amount		Termination date	Payments received by the Fund[9]	Value	Unrealized depreciation	Credit spread[10]
CDX.NA.HY. Series 24 Index	USD	26,500,000	06/20/20	5.000%	$769,320	$(1,133,598)	0.043%

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$185,487,646	$325,910	$—	$185,813,556
Mortgage & agency debt securities	—	665,403	—	665,403
US government obligations	—	21,786,302	—	21,786,302
Non-US government obligations	—	33,751,061	—	33,751,061
Investment companies	33,258,960	72,567,573	—	105,826,533
Short-term investment	—	85,529,667	—	85,529,667
Options purchased	53,984	—	—	53,984
Investment of cash collateral from securities loaned	—	22,588,392	—	22,588,392
Forward foreign currency contracts	—	811,066	—	811,066
Futures contracts	1,366,456	—	—	1,366,456
Swap agreements, at value	—	769,320	—	769,320
Total	$220,167,046	$238,794,694	$—	$458,961,740

Liabilities
Forward foreign currency contracts	$—	$(495,687)	$—	$(495,687)
Futures contracts	(4,761,388)	—	—	(4,761,388)
Total	$(4,761,388)	$(495,687)	$—	$(5,257,075)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, was on loan at September 30, 2015.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $2,406,453 or 0.53% of net assets.

3            On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4            Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2015, the value of these securities amounted to $3,059,812 or 0.67% of net assets.

5            Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Global Allocation Fund
Portfolio of investments – September 30, 2015 (Unaudited)

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$92,078,493	$66,322,972	$72,871,798	$—	$—	$85,529,667	$23,600
UBS Private Money Market Fund LLC [a]	23,131,258	50,286,806	50,829,672	—	—	22,588,392	557
UBS-HALO Emerging Markets Equity Relationship Fund	30,420,559	—	—	—	(4,387,874)	26,032,685	—
UBS Global Corporate Bond Relationship Fund	51,629,911	—	5,000,000	409,106	(504,129)	46,534,888	—
	$197,260,221	$116,609,778	$128,701,470	$409,106	$(4,892,003)	$180,685,632	$24,157

a               The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

7            If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

8            Payments to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index.

9            Payments received are based on the notional amount.

10     Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Multi-Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Common stocks
Real estate investment trust (REIT)	0.01%
Real estate management & development	0.00 [2]
Total common stocks	0.01%

Bonds
Commercial mortgage-backed securities	2.61
Mortgage & agency debt securities	4.73
US government obligations	13.34
Total bonds	20.68%

Investment companies
iShares Cohen & Steers REIT ETF	2.30
iShares Core S&P 500 ETF	8.58
iShares iBoxx $ High Yield Corporate Bond ETF	17.39
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.93
iShares International Developed Real Estate ETF	1.13
iShares JP Morgan USD Emerging Markets Bond ETF	6.25
iShares MSCI EAFE ETF	7.31
iShares Select Dividend Fund	10.01
SPDR Barclays Short Term High Yield Bond ETF	4.42
WisdomTree Emerging Markets High Dividend Fund	4.83
Total investment companies	76.15%

Short-term investments	3.38
Total investments	100.22%

Liabilities, in excess of cash and other assets	(0.22)
Net assets	100.00%

1            Figures represent the direct investments of UBS Multi-Asset Income Fund. Figures may be different if a breakdown of the underlying investment companies was included.

2            Amount represents less than 0.005%.

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 0.01%
Canada: 0.01%
Artis REIT	1	$9
Cominar REIT	1	12
Dream Office REIT	1	16
RioCan REIT	1	19
Smart REIT	52	1,192
Total Canada common stocks		1,248

Finland: 0.00%[1]
Citycon Oyj*	193	475

United Kingdom: 0.00%[1]
British Land Co., PLC	3	38
Total common stocks (cost $2,038)		1,761

	Face amount
Bonds: 20.68%
Commercial mortgage-backed securities: 2.61%
United States: 2.61%
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.107%, due 07/15/31[2,3]	$100,000	99,252
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class D,
2.707%, due 10/15/29[2,3]	100,000	98,666
Series 2014-FL5, Class D,
3.707%, due 07/15/31[2,3]	100,000	99,534
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.698%, due 11/15/27[2,3]	100,000	99,499
Total commercial mortgage-backed securities (cost $400,139)		396,951

Mortgage & agency debt securities: 4.73%
United States: 4.73%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
# Q20860, 3.500%, due 08/01/43	42,941	44,794
Federal Home Loan Mortgage Corp. REMIC, IO,[4]
Series 4043,
3.000%, due 05/15/27	107,161	10,755
Federal National Mortgage Association Pools,[4]
3.000%, TBA	100,000	101,186
# AP0495, 3.500%, due 08/01/42	43,546	45,581
# AP3839, 3.500%, due 09/01/42	62,016	65,150
Federal National Mortgage Association REMIC, IO,[4]
Series 2012-78, Class CI,
2.500%, due 07/25/22	1,567,977	87,800
Series 2012-122, Class LI,
4.500%, due 07/25/41	608,010	111,320
Government National Mortgage Association Pools,
# G2 779424, 4.000%, due 06/20/42	49,829	53,743

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Mortgage & agency debt securities—(Concluded)
United States—(Concluded)
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	$849,822	$131,745
Series 2012-26, Class GI,
3.500%, due 02/20/27	587,781	67,095
Total mortgage & agency debt securities (cost $748,723)		719,169

US government obligations: 13.34%
US Treasury Inflation Indexed Bonds (TIPS),
3.875%, due 04/15/29[5]	615,000	1,231,316
US Treasury Inflation Indexed Notes (TIPS),
0.375%, due 07/15/25[5]	812,900	797,467
Total US government obligations (cost $2,049,065)		2,028,783
Total bonds (cost $3,197,927)		3,144,903

	Shares
Investment companies: 76.15%
iShares Cohen & Steers REIT ETF	3,750	347,325
iShares Core S&P 500 ETF	6,770	1,304,647
iShares iBoxx $ High Yield Corporate Bond ETF	31,741	2,643,708
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,245	2,118,062
iShares International Developed Real Estate ETF	6,150	172,261
iShares JP Morgan USD Emerging Markets Bond ETF	8,932	950,365
iShares MSCI EAFE ETF	19,380	1,110,861
iShares Select Dividend Fund	20,925	1,522,294
SPDR Barclays Short Term High Yield Bond ETF	24,956	672,315
WisdomTree Emerging Markets High Dividend Fund	21,935	734,384
Total investment companies (cost $12,823,796)		11,576,222

Short-term investment: 3.38%
Investment company: 3.38%
UBS Cash Management Prime Relationship Fund[6] (cost $514,267)	514,267	514,267
Total investments: 100.22% (cost $16,538,028)		15,237,153
Liabilities, in excess of cash and other assets: (0.22)%		(33,024)
Net assets: 100.00%		$15,204,129

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,584
Gross unrealized depreciation	(1,310,459)
Net unrealized depreciation of investments	$(1,300,875)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	82,400	USD	59,637	10/22/15	$1,866
JPMCB	CHF	83,600	USD	87,632	10/22/15	1,795
JPMCB	EUR	237,000	USD	271,372	10/22/15	6,468
JPMCB	GBP	347,400	USD	542,793	10/22/15	17,315
JPMCB	JPY	30,138,100	USD	252,900	10/22/15	1,615
JPMCB	USD	67,513	EUR	59,900	10/22/15	(560)
JPMCB	USD	318,508	GBP	206,800	10/22/15	(5,702)
Net unrealized appreciation on forward foreign currency contracts						$22,797

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 7 contracts (USD)	December 2015	$(839,716)	$(843,609)	$(3,893)
10 Year US Treasury Notes, 12 contracts (USD)	December 2015	(1,528,199)	(1,544,813)	(16,614)
Index futures buy contracts:
E-mini S&P 500 Index, 3 contracts (USD)	December 2015	292,559	286,305	(6,254)
Index futures sell contracts:
Mini MSCI Emerging Markets Index, 13 contracts (USD)	December 2015	(521,001)	(514,215)	6,786
Net unrealized depreciation on futures contracts				$(19,975)

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$1,761	$—	$—	$1,761
Commercial mortgage-backed securities	—	396,951	—	396,951
Mortgage & agency debt securities	—	719,169	—	719,169
US government obligations	—	2,028,783	—	2,028,783
Investment companies	11,576,222	—	—	11,576,222
Short-term investment	—	514,267	—	514,267
Forward foreign currency contracts	—	29,059	—	29,059
Futures contracts	6,786	—	—	6,786
Total	$11,584,769	$3,688,229	$—	$15,272,998

Liabilities
Forward foreign currency contracts	$—	$(6,262)	$—	$(6,262)
Futures contracts	(26,761)	—	—	(26,761)
Total	$(26,761)	$(6,262)	$—	$(33,023)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Amount represents less than 0.005%.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $396,951 or 2.61% of net assets.

3            Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2015 and changes periodically.

4            On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5            Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6            The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	6/30/2015	09/30/2015	09/30/2015	09/30/2015	09/30/2015
UBS Cash Management Prime Relationship Fund	$791,797	$2,639,985	$2,917,515	$514,267	$228

Portfolio acronyms

ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
BA	Canadian Bankers’ Acceptance Rate
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
GS	Goldman Sachs
IO

Interest only—This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydown. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

LIBOR	London Interbank Offered Rate
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assetsor on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depository Receipts
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SSB	State Street Bank

Currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, investments of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of reverse repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods within those fiscal periods.  Management is currently evaluating the implications of these changes and their impact on the financial statements.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”).  The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient.  ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods.  Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 25, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 25, 2015